UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05883
BNY Mellon Index Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/25
ITEM 1 - Reports to Stockholders

BNY Mellon International Stock Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Investor Shares – DIISX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$31	0.60%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$315	700	1.74%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Japan
21.3%
United Kingdom
13.9%
France
10.8%
Switzerland
10.1%
Germany
10.0%
Australia
6.5%
Netherlands
4.5%
Sweden
3.6%
Spain
3.0%
Italy
2.8%
Denmark
2.3%
Hong Kong
2.0%
United States
1.8%
Singapore
1.6%
Finland
1.0%
Net Other Assets and Liabilities
4.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0079SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
BNY Mellon International Stock Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DINIX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$18	0.35%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$315	700	1.74%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4037SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon S&P 500 Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Ticker – PEOPX
This semi-annual shareholder report contains important information about BNY Mellon S&P 500 Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon S&P 500 Index Fund*	$25	0.50%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,221	506	1.10%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
30.2%
Financials
14.4%
Health Care
10.8%
Consumer Discretionary
10.3%
Communication Services
9.3%
Industrials
8.5%
Consumer Staples
6.1%
Energy
3.2%
Utilities
2.5%
Real Estate
2.2%
Materials
2.0%
Net Other Assets and Liabilities
0.5%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0078SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Smallcap Stock Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Investor Shares – DISSX
This semi-annual shareholder report contains important information about BNY Mellon Smallcap Stock Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$23	0.50%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$819	607	26.64%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
19.1%
Industrials
18.3%
Consumer Discretionary
12.5%
Information Technology
11.7%
Health Care
11.7%
Real Estate
7.9%
Materials
4.9%
Energy
3.8%
Consumer Staples
3.3%
Communication Services
3.0%
Utilities
2.6%
Investment Companies
1.1%
Net Other Assets and Liabilities
0.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0077SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Smallcap Stock Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2025
Class I – DISIX
This semi-annual shareholder report contains important information about BNY Mellon Smallcap Stock Index Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$12	0.25%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$819	607	26.64%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4036SA0425
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon International Stock Index Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
Investor	DIISX
I	DINIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Stock Index Fund
STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.9%
Australia — 6.5%
ANZ Group Holdings Ltd.	51,740	989,622
APA Group	22,743	119,749
Aristocrat Leisure Ltd.	9,691	414,914
ASX Ltd.	3,335	151,096
BHP Group Ltd.	88,105	2,155,278
BlueScope Steel Ltd.	7,628	116,632
Brambles Ltd.	23,656	310,937
CAR Group Ltd.	6,551	139,777
Cochlear Ltd.	1,151	202,448
Coles Group Ltd.	23,273	316,338
Commonwealth Bank of Australia	29,058	3,100,943
Computershare Ltd.	9,274	241,896
CSL Ltd.	8,408	1,352,522
Fortescue Ltd.	28,778	298,442
Goodman Group	35,122	674,472
Insurance Australia Group Ltd.	41,132	216,310
Macquarie Group Ltd.	6,271	777,067
Medibank Private Ltd.	48,294	143,846
National Australia Bank Ltd.	53,401	1,235,863
Northern Star Resources Ltd.	22,549	277,031
Origin Energy Ltd.	29,066	198,098
Pro Medicus Ltd.	1,006	147,830
Qantas Airways Ltd.	13,002	73,707
QBE Insurance Group Ltd.	26,399	365,084
REA Group Ltd.(a)	927	147,396
Reece Ltd.	3,908	39,477
Rio Tinto Ltd.(a)	6,385	478,929
Santos Ltd.	56,953	219,252
Scentre Group	91,374	211,877
SGH Ltd.	3,507	114,679
Sonic Healthcare Ltd.	8,003	133,694
South32 Ltd.	78,694	138,620
Stockland	41,137	144,663
Suncorp Group Ltd.	18,967	246,145
Telstra Group Ltd.	71,118	205,451
The GPT Group	33,724	100,017
The Lottery Corp. Ltd.	37,234	124,498
Transurban Group	53,756	485,855
Treasury Wine Estates Ltd.	14,444	82,714
Vicinity Ltd.	67,854	102,575
Washington H Soul Pattinson & Co. Ltd.(a)	4,235	100,941
Wesfarmers Ltd.	19,705	988,558
Westpac Banking Corp.	59,607	1,253,873
WiseTech Global Ltd.	3,260	184,847
Woodside Energy Group Ltd.	32,876	436,758
Woolworths Group Ltd.	21,457	433,907
		20,394,628

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Austria — .2%
Erste Group Bank AG	5,399	363,611
OMV AG	2,577	133,006
Verbund AG	1,161	89,042
		585,659
Belgium — .8%
Ageas SA	2,637	165,050
Anheuser-Busch InBev SA/NV	15,604	1,018,195
D’ieteren Group	377	75,039
Groupe Bruxelles Lambert NV	1,415	116,216
KBC Group NV	4,024	369,519
Lotus Bakeries NV	7	67,087
Sofina SA	257	71,505
Syensqo SA	1,272	90,234
UCB SA	2,195	400,717
		2,373,562
Chile — .0%
Antofagasta PLC	6,850	149,076
China — .0%
Yangzijiang Shipbuilding Holdings Ltd.	45,300	77,344
Denmark — 2.3%
AP Moller - Maersk A/S, Cl. A	51	86,380
AP Moller - Maersk A/S, Cl. B	79	134,704
Carlsberg A/S, Cl. B	1,678	228,131
Coloplast A/S, Cl. B	2,207	248,534
Danske Bank A/S	12,095	421,645
Demant A/S(b)	1,568	56,733
DSV A/S	3,536	745,946
Genmab A/S(b)	1,069	225,514
Novo Nordisk A/S, Cl. B	55,924	3,692,902
Novonesis (Novozymes) B, Cl. B	6,037	390,403
Orsted A/S(a),(b),(c)	2,979	118,364
Pandora A/S	1,448	213,651
Rockwool A/S, Cl. B	1,610	73,060
Tryg A/S	5,669	135,251
Vestas Wind Systems A/S(b)	17,662	233,903
Zealand Pharma A/S(b)	1,117	78,253
		7,083,374
Finland — 1.0%
Elisa OYJ	2,494	132,847
Fortum OYJ	7,944	132,696
Kesko OYJ, Cl. B	4,473	102,358
Kone OYJ, Cl. B	5,809	358,650
Metso OYJ	10,862	117,611
Neste OYJ	6,569	68,136
Nokia OYJ	93,234	463,567
Nordea Bank Abp	54,627	753,440
Orion OYJ, Cl. B	1,892	118,206
Sampo OYJ, Cl. A	42,458	424,133
Stora Enso OYJ, Cl. R	10,322	95,487

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Finland — 1.0% (continued)
UPM-Kymmene OYJ	9,315	246,084
Wartsila OYJ Abp	8,637	159,095
		3,172,310
France — 10.8%
Accor SA	3,454	168,840
Aeroports de Paris SA	592	73,637
Air Liquide SA	10,041	2,053,860
Airbus SE	10,318	1,719,882
Alstom SA(b)	6,008	144,427
Amundi SA(c)	1,062	83,434
Arkema SA	993	74,976
AXA SA	30,767	1,448,897
BioMerieux	721	96,952
BNP Paribas SA	17,672	1,487,265
Bollore SE	12,504	77,058
Bouygues SA	3,291	144,282
Bureau Veritas SA	5,337	168,563
Capgemini SE	2,701	427,917
Carrefour SA	9,446	145,479
Cie de Saint-Gobain SA	7,786	842,345
Cie Generale des Etablissements Michelin SCA	11,757	428,470
Covivio SA/France	989	55,235
Credit Agricole SA	18,215	340,269
Danone SA	11,210	964,635
Dassault Aviation SA	346	124,253
Dassault Systemes SE	11,712	435,719
Edenred SE	4,224	131,018
Eiffage SA	1,203	163,198
Engie SA	31,612	651,235
EssilorLuxottica SA	5,164	1,478,304
Eurazeo SE	725	52,728
FDJ United(c)	1,762	62,757
Gecina SA	803	82,326
Getlink SE	5,238	98,977
Hermes International SCA	550	1,489,754
Ipsen SA	659	76,223
Kering SA	1,305	263,652
Klepierre SA	3,792	138,496
Legrand SA	4,523	493,430
L’Oreal SA	4,175	1,830,374
LVMH Moet Hennessy Louis Vuitton SE	4,778	2,640,884
Orange SA	32,653	472,929
Pernod Ricard SA	3,475	374,848
Publicis Groupe SA	4,014	405,888
Renault SA	3,254	171,892
Rexel SA	3,922	108,366
Safran SA	6,253	1,650,505
Sanofi SA	19,740	2,144,560
Sartorius Stedim Biotech	508	118,666
Schneider Electric SE	9,496	2,196,690
Societe Generale SA	12,449	643,090

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
France — 10.8% (continued)
Sodexo SA	1,551	98,219
Teleperformance SE	947	103,483
Thales SA	1,607	445,838
TotalEnergies SE	37,471	2,171,692
Unibail-Rodamco-Westfield	2,128	179,646
Veolia Environnement SA	12,088	440,669
Vinci SA	8,587	1,192,626
		34,079,358
Germany — 9.7%
adidas AG	2,999	685,259
Allianz SE	6,706	2,766,028
BASF SE	15,465	781,896
Bayer AG	17,059	445,061
Bayerische Motoren Werke AG	5,085	428,008
Beiersdorf AG	1,728	242,738
Brenntag SE	2,152	142,812
Commerzbank AG	16,452	432,766
Continental AG	1,865	144,598
Covestro AG(b)	3,133	210,824
CTS Eventim AG & Co. KGaA	1,095	128,761
Daimler Truck Holding AG	8,099	322,591
Delivery Hero SE(b),(c)	3,158	88,687
Deutsche Bank AG	32,080	835,135
Deutsche Boerse AG	3,270	1,050,203
Deutsche Lufthansa AG	10,522	75,286
Deutsche Telekom AG	60,610	2,169,720
DHL Group	16,616	706,067
E.ON SE	39,260	685,593
Evonik Industries AG	4,544	101,667
Fresenius Medical Care AG	3,452	174,061
Fresenius SE & Co. KGaA(b)	7,363	348,661
GEA Group AG	2,720	176,561
Hannover Rueck SE	1,048	335,273
Heidelberg Materials AG	2,346	463,098
Henkel AG & Co. KGaA	1,756	123,535
Infineon Technologies AG	22,646	741,159
Knorr-Bremse AG	1,255	123,975
LEG Immobilien SE	1,282	108,270
Mercedes-Benz Group AG	12,509	743,543
Merck KGaA	2,261	312,231
MTU Aero Engines AG	943	324,650
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,323	1,583,177
Nemetschek SE	1,026	135,176
Puma SE	1,864	47,660
Rational AG	90	76,722
Rheinmetall AG	756	1,283,795
RWE AG	10,852	420,444
SAP SE	18,132	5,244,076
Scout24 SE(c)	1,250	148,262
Siemens AG	13,197	3,019,197
Siemens Energy AG(b)	11,091	848,602

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Germany — 9.7% (continued)
Siemens Healthineers AG(c)	4,922	264,186
Symrise AG	2,319	266,780
Talanx AG	1,145	130,879
Vonovia SE	12,987	430,188
Zalando SE(b),(c)	3,838	139,002
		30,456,863
Hong Kong — 1.9%
AIA Group Ltd.	187,400	1,403,881
BOC Hong Kong Holdings Ltd.	64,500	267,794
CK Asset Holdings Ltd.	33,975	139,087
CK Hutchison Holdings Ltd.	46,975	265,293
CK Infrastructure Holdings Ltd.	11,000	74,179
CLP Holdings Ltd.	28,788	246,099
Futu Holdings Ltd., ADR	988	91,202
Galaxy Entertainment Group Ltd.	37,277	135,542
Hang Seng Bank Ltd.	13,000	181,533
Henderson Land Development Co. Ltd.	25,138	71,308
HKT Trust & HKT Ltd.	62,660	89,196
Hong Kong & China Gas Co. Ltd.	198,267	178,695
Hong Kong Exchanges & Clearing Ltd.	20,842	915,848
Hongkong Land Holdings Ltd.	19,300	94,377
Jardine Matheson Holdings Ltd.	2,846	126,533
Link REIT	45,339	212,501
MTR Corp. Ltd.	27,256	94,185
Power Assets Holdings Ltd.	23,000	152,284
Prudential PLC	45,614	481,333
Sino Land Co. Ltd.(a)	65,631	67,530
SITC International Holdings Co. Ltd.	24,000	66,378
Sun Hung Kai Properties Ltd.	25,199	239,299
Swire Pacific Ltd., Cl. A	7,000	60,563
Techtronic Industries Co. Ltd.	23,865	241,247
The Wharf Holdings Ltd.(a)	19,000	47,723
WH Group Ltd.(c)	139,885	125,174
Wharf Real Estate Investment Co. Ltd.	29,311	70,296
		6,139,080
Ireland — .8%
AerCap Holdings NV	3,322	352,132
AIB Group PLC	36,708	245,973
Bank of Ireland Group PLC	17,596	205,815
DCC PLC	1,754	114,213
Experian PLC	15,935	788,939
James Hardie Industries PLC-CDI(b)	7,519	178,203
Kerry Group PLC, Cl. A	2,539	268,215
Kingspan Group PLC	2,711	228,187
		2,381,677
Israel — .9%
Azrieli Group Ltd.	750	54,575
Bank Hapoalim BM	21,904	320,821
Bank Leumi Le-Israel BM	26,319	373,552
Check Point Software Technologies Ltd.(b)	1,512	331,975
CyberArk Software Ltd.(b)	802	282,432

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Israel — 0.9% (continued)
Elbit Systems Ltd.	468	179,687
Global-e Online Ltd.(b)	1,803	64,746
ICL Group Ltd.	13,718	91,000
Israel Discount Bank Ltd., Cl. A	21,593	161,099
Mizrahi Tefahot Bank Ltd.	2,720	137,755
Monday.com Ltd.(b)	653	183,486
Nice Ltd.(b)	1,063	166,064
Nova Ltd.(b)	519	99,548
Teva Pharmaceutical Industries Ltd., ADR(b)	19,647	304,725
Wix.com Ltd.(b)	932	158,058
		2,909,523
Italy — 2.8%
Amplifon SpA	2,183	41,559
Banco BPM SpA	21,982	243,893
BPER Banca SPA	16,861	136,343
Davide Campari-Milano NV(a)	10,488	69,910
DiaSorin SpA	363	41,328
Enel SpA	141,230	1,222,982
Eni SpA	37,438	538,628
Ferrari NV	2,189	995,891
FinecoBank Banca Fineco SpA	10,761	214,128
Generali	16,288	593,043
Infrastrutture Wireless Italiane SpA(c)	5,672	67,725
Intesa Sanpaolo SpA	262,776	1,393,765
Leonardo SpA	7,097	368,224
Mediobanca Banca di Credito Finanziario SpA	8,651	176,258
Moncler SpA	4,032	246,836
Nexi SpA(b),(c)	8,629	50,284
Poste Italiane SpA(c)	8,016	162,004
Prysmian SpA	4,765	258,782
Recordati Industria Chimica e Farmaceutica SpA	2,038	119,709
Snam SpA	35,622	204,193
Telecom Italia SpA(a),(b)	162,296	63,982
Terna - Rete Elettrica Nazionale	24,673	245,073
UniCredit SpA	24,245	1,399,939
Unipol Assicurazioni SpA	6,291	112,246
		8,966,725
Japan — 21.3%
Advantest Corp.	13,400	549,477
Aeon Co. Ltd.	11,500	339,981
AGC, Inc.	3,460	107,759
Aisin Corp.	9,400	119,094
Ajinomoto Co., Inc.	16,000	326,311
ANA Holdings, Inc.	2,900	55,493
Asahi Group Holdings Ltd.	24,900	343,511
Asahi Kasei Corp.	21,900	152,249
Asics Corp.	11,300	243,735
Astellas Pharma, Inc.	31,595	315,442
Bandai Namco Holdings, Inc.	10,250	354,786
Bridgestone Corp.	10,000	419,010
Canon, Inc.	16,117	496,428

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Japan — 21.3% (continued)
Capcom Co. Ltd.	6,000	173,689
Central Japan Railway Co.	13,500	276,742
Chubu Electric Power Co., Inc.	11,200	145,072
Chugai Pharmaceutical Co. Ltd.	11,584	665,890
Concordia Financial Group Ltd.	18,600	119,447
Dai Nippon Printing Co. Ltd.	6,800	94,690
Daifuku Co. Ltd.	5,700	150,971
Dai-ichi Life Holdings, Inc.	62,200	445,684
Daiichi Sankyo Co. Ltd.	30,349	773,477
Daikin Industries Ltd.	4,600	524,248
Daito Trust Construction Co. Ltd.	1,000	110,925
Daiwa House Industry Co. Ltd.	9,800	353,329
Daiwa Securities Group, Inc.	23,300	152,237
Denso Corp.	32,800	423,822
Dentsu Group, Inc.	3,500	72,800
Disco Corp.	1,600	309,078
East Japan Railway Co.	15,600	337,793
Eisai Co. Ltd.	4,300	123,845
ENEOS Holdings, Inc.	47,926	229,909
FANUC Corp.	16,245	415,158
Fast Retailing Co. Ltd.	3,274	1,075,763
Fuji Electric Co. Ltd.	2,400	106,135
FUJIFILM Holdings Corp.	19,200	394,192
Fujikura Ltd.	4,400	161,469
Fujitsu Ltd.	30,400	669,957
Hankyu Hanshin Holdings, Inc.	4,000	113,806
Hikari Tsushin, Inc.	300	83,047
Hitachi Ltd.	80,500	1,980,690
Honda Motor Co. Ltd.	77,977	792,423
Hoshizaki Corp.	1,900	80,688
Hoya Corp.	6,100	715,890
Hulic Co. Ltd.	8,200	85,481
Idemitsu Kosan Co. Ltd.	16,075	99,443
Inpex Corp.	15,300	193,577
Isuzu Motors Ltd.	9,400	126,655
ITOCHU Corp.	20,600	1,049,162
Japan Airlines Co. Ltd.	2,600	46,943
Japan Exchange Group, Inc.	17,400	193,739
Japan Post Bank Co. Ltd.	30,600	312,677
Japan Post Holdings Co. Ltd.	33,700	326,441
Japan Post Insurance Co. Ltd.	3,500	69,998
Japan Tobacco, Inc.	21,000	647,272
JFE Holdings, Inc.	10,060	116,797
Kajima Corp.	6,800	162,034
Kao Corp.	8,000	341,698
Kawasaki Kisen Kaisha Ltd.	6,300	85,921
KDDI Corp.	53,226	939,403
Keyence Corp.	3,340	1,397,857
Kikkoman Corp.	11,300	110,289
Kirin Holdings Co. Ltd.	13,600	205,360
Kobe Bussan Co. Ltd.	2,600	79,757

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Japan — 21.3% (continued)
Komatsu Ltd.	15,800	453,181
Konami Group Corp.	1,700	241,957
Kubota Corp.	16,500	190,757
Kyocera Corp.	22,000	260,344
Kyowa Kirin Co. Ltd.	4,205	65,437
Lasertec Corp.	1,400	130,130
LY Corp.	48,700	183,860
M3, Inc.(b)	7,800	97,459
Makita Corp.	4,200	122,845
Marubeni Corp.	24,200	427,875
MatsukiyoCocokara & Co.	5,900	108,381
MEIJI Holdings Co. Ltd.	4,184	102,830
Minebea Mitsumi, Inc.	6,200	90,802
Mitsubishi Chemical Group Corp.	23,680	114,442
Mitsubishi Corp.	59,394	1,126,567
Mitsubishi Electric Corp.	32,900	635,197
Mitsubishi Estate Co. Ltd.	18,200	318,863
Mitsubishi HC Capital, Inc.	15,600	109,815
Mitsubishi Heavy Industries Ltd.	55,700	1,089,418
Mitsubishi UFJ Financial Group, Inc.	199,090	2,511,252
Mitsui & Co. Ltd.	43,800	887,763
Mitsui Fudosan Co. Ltd.	46,358	456,836
Mitsui O.S.K. Lines Ltd.	5,800	192,238
Mizuho Financial Group, Inc.	41,850	1,047,860
MonotaRO Co. Ltd.	4,300	82,659
MS&AD Insurance Group Holdings, Inc.	22,071	500,912
Murata Manufacturing Co. Ltd.	29,000	449,056
NEC Corp.	21,300	517,826
Nexon Co. Ltd.	5,500	86,358
NIDEC Corp.	14,600	258,650
Nintendo Co. Ltd.	19,150	1,584,449
Nippon Building Fund, Inc.	135	125,199
Nippon Paint Holdings Co. Ltd.	16,600	125,969
Nippon Sanso Holdings Corp.	3,100	98,975
Nippon Steel Corp.	16,961	357,061
Nippon Telegraph & Telephone Corp.	516,500	539,330
Nippon Yusen KK	7,440	241,964
Nissan Motor Co. Ltd.(a)	39,100	93,388
Nissin Foods Holdings Co. Ltd.	3,500	77,084
Nitori Holdings Co. Ltd.	1,400	167,191
Nitto Denko Corp.	12,300	215,108
Nomura Holdings, Inc.	52,700	291,623
Nomura Research Institute Ltd.	6,649	250,744
NTT Data Group Corp.	11,100	219,508
Obayashi Corp.	11,500	178,275
OBIC Co. Ltd.	5,700	198,970
Olympus Corp.	19,600	255,727
Omron Corp.	3,100	91,712
Ono Pharmaceutical Co. Ltd.	6,600	75,795
Oracle Corp.	600	71,989
Oriental Land Co. Ltd.	18,600	394,557

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Japan — 21.3% (continued)
ORIX Corp.	20,200	402,785
Osaka Gas Co. Ltd.	6,100	154,313
Otsuka Corp.	4,000	88,712
Otsuka Holdings Co. Ltd.	7,700	374,660
Pan Pacific International Holdings Corp.	6,500	200,483
Panasonic Holdings Corp.	40,695	467,062
Rakuten Group, Inc.(b)	26,300	154,419
Recruit Holdings Co. Ltd.	24,400	1,355,328
Renesas Electronics Corp.	29,600	346,244
Resona Holdings, Inc.	35,800	285,188
Ricoh Co. Ltd.	9,300	97,956
SBI Holdings, Inc.	4,830	126,307
SCREEN Holdings Co. Ltd.	1,400	92,668
SCSK Corp.	2,700	70,682
Secom Co. Ltd.	7,100	260,602
Seiko Epson Corp.	5,100	70,946
Sekisui Chemical Co. Ltd.	6,700	116,634
Sekisui House Ltd.	10,500	240,579
Seven & i Holdings Co. Ltd.	38,180	564,636
SG Holdings Co. Ltd.	5,500	57,873
Shimadzu Corp.	4,100	105,181
Shimano, Inc.	1,300	183,526
Shin-Etsu Chemical Co. Ltd.	30,900	935,774
Shionogi & Co. Ltd.	13,300	222,690
Shiseido Co. Ltd.	6,600	108,638
SMC Corp.	1,000	325,011
SoftBank Corp.	496,000	748,961
SoftBank Group Corp.	16,740	838,756
Sompo Holdings, Inc.	15,510	503,874
Sony Group Corp.	106,800	2,816,777
Subaru Corp.	10,400	188,572
Sumitomo Corp.	18,900	462,388
Sumitomo Electric Industries Ltd.	12,600	201,716
Sumitomo Metal Mining Co. Ltd.	4,400	97,891
Sumitomo Mitsui Financial Group, Inc.	64,700	1,538,537
Sumitomo Mitsui Trust Group, Inc.	11,228	276,813
Sumitomo Realty & Development Co. Ltd.	5,200	192,754
Suntory Beverage & Food Ltd.	2,400	83,726
Suzuki Motor Corp.	27,500	328,411
Sysmex Corp.	8,500	157,629
T&D Holdings, Inc.	8,600	182,309
Taisei Corp.	2,900	157,088
Takeda Pharmaceutical Co. Ltd.	27,623	837,113
TDK Corp.	34,100	362,870
Terumo Corp.	23,400	448,263
The Chiba Bank Ltd.	10,100	89,076
The Kansai Electric Power Co., Inc.	16,799	206,198
TIS, Inc.	3,800	109,790
Toho Co. Ltd.	2,000	114,142
Tokio Marine Holdings, Inc.	30,900	1,233,580
Tokyo Electron Ltd.	7,800	1,157,889

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Japan — 21.3% (continued)
Tokyo Gas Co. Ltd.	6,200	205,669
Tokyo Metro Co. Ltd.	5,100	64,597
Tokyu Corp.	9,410	114,384
TOPPAN Holdings, Inc.	4,200	117,470
Toray Industries, Inc.	24,500	155,811
Toyota Industries Corp.	2,800	328,214
Toyota Motor Corp.	164,575	3,141,175
Toyota Tsusho Corp.	11,200	221,290
Trend Micro, Inc.	2,200	157,407
Unicharm Corp.	19,100	177,067
West Japan Railway Co.	7,900	165,536
Yakult Honsha Co. Ltd.	4,500	92,294
Yamaha Motor Co. Ltd.	16,400	128,695
Yaskawa Electric Corp.	3,900	82,293
Yokogawa Electric Corp.	4,000	86,390
Zensho Holdings Co. Ltd.	1,700	105,450
ZOZO, Inc.	6,900	70,168
		67,160,764
Luxembourg — .2%
ArcelorMittal SA	8,225	241,515
CVC Capital Partners PLC(a),(b),(c)	3,374	59,703
Eurofins Scientific SE	2,368	148,830
Tenaris SA	7,321	121,791
		571,839
Macau — .0%
Sands China Ltd.(b)	38,213	68,881
Netherlands — 4.5%
ABN AMRO Bank NV(c)	8,035	165,665
Adyen NV(b),(c)	380	610,339
Aegon Ltd.	23,187	147,938
Akzo Nobel NV	2,999	188,760
Argenx SE(b)	1,044	671,771
ASM International NV	804	387,368
ASML Holding NV	6,839	4,512,954
ASR Nederland NV	2,779	174,410
BE Semiconductor Industries NV	1,355	144,660
Euronext NV(c)	1,326	220,817
EXOR NV	1,744	163,785
Ferrovial SE	8,316	403,963
Heineken Holding NV	2,240	174,586
Heineken NV	4,960	442,210
IMCD NV	1,047	138,595
ING Groep NV	54,652	1,053,380
JDE Peet’s NV	3,027	73,041
Koninklijke Ahold Delhaize NV	15,984	654,404
Koninklijke KPN NV	67,350	312,438
Koninklijke Philips NV(b)	14,010	354,087
NN Group NV	4,715	287,901
Prosus NV	23,754	1,101,280
QIAGEN NV	3,853	164,796
Randstad NV	1,918	76,526

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Netherlands — 4.5% (continued)
Stellantis NV	34,984	322,601
Universal Music Group NV	14,318	419,291
Wolters Kluwer NV	4,131	727,475
		14,095,041
New Zealand — .3%
Auckland International Airport Ltd.	29,800	133,113
Contact Energy Ltd.	14,139	74,411
Fisher & Paykel Healthcare Corp. Ltd.	10,274	207,494
Infratil Ltd.	16,127	101,063
Meridian Energy Ltd.	22,852	74,386
Xero Ltd.(b)	2,545	267,663
		858,130
Norway — .6%
Aker BP ASA	5,371	115,232
DNB Bank ASA	15,704	390,661
Equinor ASA	14,341	327,943
Gjensidige Forsikring ASA(a)	3,364	78,446
Kongsberg Gruppen ASA	1,542	247,232
Mowi ASA	7,915	144,630
Norsk Hydro ASA	24,090	126,431
Orkla ASA	12,465	138,508
Salmar ASA	1,104	54,386
Telenor ASA	10,423	156,494
Yara International ASA	2,859	92,118
		1,872,081
Poland — .0%
InPost SA(b)	3,883	65,103
Portugal — .1%
EDP SA	53,141	209,258
Galp Energia SGPS SA	7,317	113,021
Jeronimo Martins SGPS SA	4,942	119,361
		441,640
Singapore — 1.6%
CapitaLand A/Scendas REIT	62,727	127,750
CapitaLand Integrated Commercial Trust	101,159	166,520
CapitaLand Investment Ltd.	41,300	86,957
DBS Group Holdings Ltd.	34,572	1,123,636
Genting Singapore Ltd.	99,827	56,559
Grab Holdings Ltd., Cl. A(b)	38,700	188,856
Keppel Ltd.	25,800	129,583
Oversea-Chinese Banking Corp. Ltd.	58,624	724,889
Sea Ltd., ADR(b)	6,423	861,003
Sembcorp Industries Ltd.	14,100	71,250
Singapore Airlines Ltd.	26,333	135,284
Singapore Exchange Ltd.	15,000	164,919
Singapore Technologies Engineering Ltd.	27,100	153,749
Singapore Telecommunications Ltd.	130,451	377,540
United Overseas Bank Ltd.	22,163	587,801
Wilmar International Ltd.	33,800	79,188
		5,035,484

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Spain — 3.0%
Acciona SA	433	62,983
ACS Actividades de Construccion y Servicios SA	3,086	192,628
Aena SME SA(c)	1,315	329,819
Amadeus IT Group SA	7,785	610,115
Banco Bilbao Vizcaya Argentaria SA	100,075	1,367,242
Banco de Sabadell SA	92,738	269,369
Banco Santander SA	263,112	1,842,647
CaixaBank SA	68,523	522,580
Cellnex Telecom SA(c)	9,257	373,749
EDP Renovaveis SA	5,470	51,154
Endesa SA	5,570	167,214
Grifols SA(b)	4,951	46,519
Iberdrola SA	101,174	1,821,805
Industria de Diseno Textil SA	18,941	1,013,643
Redeia Corp. SA	7,082	148,423
Repsol SA	20,296	248,547
Telefonica SA	67,851	347,276
		9,415,713
Sweden — 3.6%
AddTech AB, Cl. B	4,558	153,073
Alfa Laval AB	5,085	210,492
Assa Abloy AB, Cl. B	17,267	520,931
Atlas Copco AB, Cl. A	46,532	721,413
Atlas Copco AB, Cl. B	27,371	380,739
Beijer Ref AB	6,820	103,865
Boliden AB	4,540	139,082
Epiroc AB, Cl. A	11,522	248,905
Epiroc AB, Cl. B	6,825	133,598
EQT AB	6,560	188,544
Essity AB, Cl. B	10,712	308,543
Evolution AB(c)	2,786	194,332
Fastighets AB Balder, Cl. B(a),(b)	12,722	91,083
H & M Hennes & Mauritz AB, Cl. B(a)	9,743	141,173
Hexagon AB, Cl. B	36,341	352,224
Holmen AB, Cl. B	1,351	53,478
Industrivarden AB, Cl. A	2,122	74,425
Industrivarden AB, Cl. C	2,740	96,015
Indutrade AB	4,775	128,842
Investment AB Latour, Cl. B	2,536	68,428
Investor AB, Cl. B	30,045	886,849
L E Lundbergforetagen AB, Cl. B	1,260	66,419
Lifco AB, Cl. B	4,043	156,357
Nibe Industrier AB, Cl. B(a)	26,608	112,263
Saab AB, Cl. B	5,423	251,302
Sagax AB, Cl. B	3,810	86,405
Sandvik AB	18,697	387,075
Securitas AB, Cl. B	8,530	135,467
Skandinaviska Enskilda Banken AB, Cl. A	27,281	430,292
Skanska AB, Cl. B	6,010	139,221
SKF AB, Cl. B	5,965	116,980
Spotify Technology SA(b)	2,675	1,642,396

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Sweden — 3.6% (continued)
Svenska Cellulosa AB SCA, Cl. B	10,639	137,920
Svenska Handelsbanken AB, Cl. A	25,578	334,362
Swedbank AB, Cl. A	14,525	360,514
Swedish Orphan Biovitrum AB(b)	3,469	105,159
Tele2 AB, Cl. B	9,639	141,860
Telefonaktiebolaget LM Ericsson, Cl. B	47,710	401,701
Telia Co. AB	39,678	148,400
Trelleborg AB, Cl. B	3,736	128,637
Volvo AB, Cl. B	27,516	747,577
		11,226,341
Switzerland — 10.1%
ABB Ltd.	27,462	1,437,068
Alcon AG	8,677	837,475
Avolta AG	1,571	71,379
Baloise Holding AG	723	160,569
Banque Cantonale Vaudoise	474	58,234
Barry Callebaut AG(a)	62	55,664
BKW AG	365	73,190
Chocoladefabriken Lindt & Spruengli AG	16	233,404
Chocoladefabriken Lindt & Spruengli AG-PC	2	283,031
Cie Financiere Richemont SA, Cl. A	9,335	1,642,829
Coca-Cola HBC AG	3,683	191,425
DSM-Firmenich AG	3,257	351,701
EMS-Chemie Holding AG	123	90,534
Galderma Group AG(b)	1,475	171,385
Geberit AG	580	400,698
Givaudan SA	160	771,939
Glencore PLC	179,252	583,845
Helvetia Holding AG	656	144,100
Holcim AG	9,050	1,004,398
Julius Baer Group Ltd.	3,612	232,995
Kuehne + Nagel International AG	848	194,033
Logitech International SA	2,672	200,849
Lonza Group AG	1,254	894,293
Nestle SA	45,494	4,836,304
Novartis AG	34,224	3,889,100
Partners Group Holding AG	392	510,809
Roche Holding AG	12,199	3,980,361
Roche Holding AG-BR	571	198,970
Sandoz Group AG	7,299	316,421
Schindler Holding AG	419	148,238
Schindler Holding AG-PC	693	252,565
SGS SA	2,750	268,981
SIG Group AG	5,341	102,957
Sika AG	2,647	660,026
Sonova Holding AG	889	272,942
STMicroelectronics NV	11,873	266,585
Straumann Holding AG	1,902	231,946
Swiss Life Holding AG	499	496,975
Swiss Prime Site AG	1,342	189,101
Swiss Re AG	5,237	937,501

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
Switzerland — 10.1% (continued)
Swisscom AG	448	298,540
Temenos AG	980	70,055
The Swatch Group AG-BR	469	80,776
UBS Group AG	57,111	1,722,291
VAT Group AG(c)	475	169,374
Zurich Insurance Group AG	2,541	1,793,031
		31,778,887
United Arab Emirates — .0%
NMC Health PLC(b),(d)	4,176	1
United Kingdom — 13.9%
3i Group PLC	16,902	953,721
Admiral Group PLC	4,521	196,299
Anglo American PLC	21,953	593,620
Ashtead Group PLC	7,480	397,747
Associated British Foods PLC	5,751	158,192
AstraZeneca PLC	26,924	3,849,380
Auto Trader Group PLC(c)	15,355	171,731
Aviva PLC	46,955	350,431
BAE Systems PLC	52,264	1,208,118
Barclays PLC	250,386	990,390
Barratt Redrow PLC	24,173	150,059
BP PLC	279,939	1,306,881
British American Tobacco PLC	34,511	1,493,846
BT Group PLC(a)	113,491	262,872
Bunzl PLC	5,799	181,616
Centrica PLC	89,042	190,044
Coca-Cola Europacific Partners PLC	3,633	329,658
Compass Group PLC	29,475	989,104
Croda International PLC	2,348	92,342
Diageo PLC	38,638	1,077,231
Entain PLC	10,433	88,652
GSK PLC	71,977	1,423,029
Haleon PLC	155,808	781,577
Halma PLC	6,657	244,506
Hikma Pharmaceuticals PLC	2,927	77,431
HSBC Holdings PLC	310,354	3,441,225
Imperial Brands PLC	13,770	564,118
Informa PLC	23,102	224,075
InterContinental Hotels Group PLC	2,779	294,138
Intertek Group PLC	2,811	171,727
J Sainsbury PLC	29,724	105,688
JD Sports Fashion PLC	45,445	47,592
Kingfisher PLC	31,794	121,692
Land Securities Group PLC	12,282	96,982
Legal & General Group PLC	103,342	322,962
Lloyds Banking Group PLC	1,052,571	1,027,943
London Stock Exchange Group PLC	8,305	1,286,663
M&G PLC	39,994	110,544
Marks & Spencer Group PLC	35,453	183,796
Melrose Industries PLC	22,706	131,209
Mondi PLC	7,775	117,399

Description	Shares	Value ($)
Common Stocks — 96.9% (continued)
United Kingdom — 13.9% (continued)
National Grid PLC	84,949	1,226,081
NatWest Group PLC	132,726	845,859
Next PLC	2,061	338,667
Pearson PLC	10,515	167,670
Phoenix Group Holdings PLC	11,931	95,005
Reckitt Benckiser Group PLC	11,893	766,813
RELX PLC	32,292	1,750,256
Rentokil Initial PLC	44,072	201,225
Rio Tinto PLC	19,580	1,160,412
Rolls-Royce Holdings PLC(b)	147,681	1,484,375
Schroders PLC	13,613	59,578
Segro PLC	22,495	204,038
Severn Trent PLC	4,689	174,348
Shell PLC	105,841	3,442,430
Smith & Nephew PLC	14,567	204,618
Smiths Group PLC	5,954	147,906
Spirax Group PLC	1,304	102,098
SSE PLC	19,306	435,336
Standard Chartered PLC	35,409	507,760
Tesco PLC	117,051	578,269
The Sage Group PLC	17,536	289,207
Unilever PLC	43,028	2,728,973
United Utilities Group PLC	11,670	175,356
Vodafone Group PLC	356,588	348,150
Whitbread PLC	3,094	106,919
Wise PLC, Cl. A(b)	11,501	149,978
WPP PLC	19,115	146,784
		43,644,341
Total Common Stocks (cost $139,846,240)		305,003,425

	Preferred Dividend Rate (%)
Preferred Stocks — .3%
Germany — .3%
Bayerische Motoren Werke AG	8.47	978	78,275
Dr. Ing. h.c. F. Porsche AG (c)	5.22	1,997	99,745
Henkel AG & Co. KGaA	2.98	2,968	229,981
Porsche Automobil Holding SE	7.01	2,696	110,469
Sartorius AG	0.32	458	117,830
Volkswagen AG	9.46	3,604	389,662
Total Preferred Stocks (cost $867,094)			1,025,962

Number of Rights
Rights — .0%
Italy — .0%
DiaSorin SpA	363	0

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Number of Rights	Value ($)
Rights — 0.0% (continued)
Spain — .0%
EDP Renovaveis SA	5,470	558
Total Rights (cost $520)		558

	1-Day Yield (%)	Shares
Investment Companies — 1.7%
Registered Investment Companies — 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $5,308,315)	4.45	5,308,315	5,308,315
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $187,908)	4.45	187,908	187,908
Total Investments (cost $146,210,077)		99.0%	311,526,168
Cash and Receivables (Net)		1.0%	3,172,826
Net Assets		100.0%	314,698,994

ADR—American Depositary Receipt
BR—Bearer Certificate
CDI—CREST Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $1,537,205 and the value of the collateral was
$1,604,276, consisting of cash collateral of $187,908 and U.S. Government & Agency securities valued at $1,416,368.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to $3,705,153 or 1.2% of net assets.

(d)	The fund held Level 3 securities at April 30, 2025. These securities were valued at $1 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.7%	2,882,065	25,732,827	(23,306,577)	5,308,315	105,059

Affiliated Issuers (continued)
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	636,503	1,149,326	(1,597,921)	187,908	1,574††
Total - 1.8%	3,518,568	26,882,153	(24,904,498)	5,496,223	106,633

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	57	6/20/2025	7,002,817	7,109,895	107,078
Gross Unrealized Appreciation					107,078
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,537,205)—Note 1(c):
Unaffiliated issuers	140,713,854	306,029,945
Affiliated issuers	5,496,223	5,496,223
Cash denominated in foreign currency	224,684	225,706
Cash collateral held by broker—Note 4		376,000
Tax reclaim receivable—Note 1(b)		1,844,257
Dividends and securities lending income receivable		1,363,520
Receivable for shares of Common Stock subscribed		68,196
		315,403,847
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		118,585
Payable for shares of Common Stock redeemed		370,602
Liability for securities on loan—Note 1(c)		187,908
Directors’ fees and expenses payable		14,078
Payable for futures variation margin—Note 4		13,680
		704,853
Net Assets ($)		314,698,994
Composition of Net Assets ($):
Paid-in capital		166,785,381
Total distributable earnings (loss)		147,913,613
Net Assets ($)		314,698,994

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	224,075,759	90,623,235
Shares Outstanding	10,505,487	4,253,012
Net Asset Value Per Share ($)	21.33	21.31
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $446,263 foreign taxes withheld at source):
Unaffiliated issuers	4,432,034
Affiliated issuers	105,059
Interest	7,586
Affiliated income net of rebates from securities lending—Note 1(c)	1,574
Total Income	4,546,253
Expenses:
Management fee—Note 3(a)	534,438
Shareholder servicing costs—Note 3(b)	270,591
Directors’ fees—Notes 3(a) and 3(c)	14,635
Loan commitment fees—Note 2	2,889
Total Expenses	822,553
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(14,635)
Net Expenses	807,918
Net Investment Income	3,738,335
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	8,684,021
Net realized gain (loss) on futures	(210,385)
Net Realized Gain (Loss)	8,473,636
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	12,335,357
Net change in unrealized appreciation (depreciation) on futures	264,057
Net Change in Unrealized Appreciation (Depreciation)	12,599,414
Net Realized and Unrealized Gain (Loss) on Investments	21,073,050
Net Increase in Net Assets Resulting from Operations	24,811,385
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	3,738,335	7,957,163
Net realized gain (loss) on investments	8,473,636	16,098,243
Net change in unrealized appreciation (depreciation) on investments	12,599,414	39,022,698
Net Increase (Decrease) in Net Assets Resulting from Operations	24,811,385	63,078,104
Distributions ($):
Distributions to shareholders:
Investor Shares	(6,469,086)	(7,044,295)
Class I	(2,981,216)	(3,395,774)
Total Distributions	(9,450,302)	(10,440,069)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	12,236,587	29,133,077
Class I	5,821,177	14,084,814
Distributions reinvested:
Investor Shares	6,347,642	6,925,192
Class I	1,400,751	1,205,841
Cost of shares redeemed:
Investor Shares	(26,045,357)	(54,711,642)
Class I	(13,831,129)	(34,570,994)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(14,070,329)	(37,933,712)
Total Increase (Decrease) in Net Assets	1,290,754	14,704,323
Net Assets ($):
Beginning of Period	313,408,240	298,703,917
End of Period	314,698,994	313,408,240
Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	608,768	1,472,933
Shares issued for distributions reinvested	332,163	362,765
Shares redeemed	(1,292,933)	(2,724,965)
Net Increase (Decrease) in Shares Outstanding	(352,002)	(889,267)
Class I(a)
Shares sold	289,348	702,900
Shares issued for distributions reinvested	73,453	63,266
Shares redeemed	(683,930)	(1,741,156)
Net Increase (Decrease) in Shares Outstanding	(321,129)	(974,990)

(a)
During the period ended April 30, 2025, 7,393 Class I shares representing $153,479 were exchanged for 7,386 Investor shares and during the period ended
October 31, 2024, 3,251 Investor shares representing $77,193 were exchanged for 3,252 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Investor Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	20.31	17.27	15.40	20.78	15.85	17.52
Investment Operations:
Net investment income(a)	.24	.46	.44	.41	.39	.29
Net realized and unrealized gain (loss) on investments	1.38	3.19	1.81	(5.10)	4.85	(1.46)
Total from Investment Operations	1.62	3.65	2.25	(4.69)	5.24	(1.17)
Distributions:
Dividends from net investment income	(.60 )	(.61 )	(.38 )	(.69 )	(.31 )	(.50 )
Net asset value, end of period	21.33	20.31	17.27	15.40	20.78	15.85
Total Return (%)	8.33 (b)	21.33	14.67	(23.36)	33.21	(7.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61 (c)	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets(d)	.60 (c)	.60	.61	.60	.60	.60
Ratio of net investment income to average net assets(d)	2.38 (c)	2.32	2.45	2.27	2.00	1.80
Portfolio Turnover Rate	1.74 (b)	3.67	2.40	3.41	2.99	3.15
Net Assets, end of period ($ x 1,000)	224,076	220,477	202,830	229,028	303,693	290,572

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	20.32	17.28	15.41	20.80	15.86	17.53
Investment Operations:
Net investment income(a)	.26	.51	.48	.47	.45	.33
Net realized and unrealized gain (loss) on investments	1.39	3.19	1.81	(5.12)	4.84	(1.46)
Total from Investment Operations	1.65	3.70	2.29	(4.65)	5.29	(1.13)
Distributions:
Dividends from net investment income	(.66 )	(.66 )	(.42 )	(.74 )	(.35 )	(.54 )
Net asset value, end of period	21.31	20.32	17.28	15.41	20.80	15.86
Total Return (%)	8.48 (b)	21.64	14.96	(23.18)	33.58	(6.78)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.36 (c)	.36	.36	.36	.36	.36
Ratio of net expenses to average net assets(d)	.35 (c)	.35	.36	.35	.35	.35
Ratio of net investment income to average net assets(d)	2.63 (c)	2.57	2.69	2.60	2.26	2.04
Portfolio Turnover Rate	1.74 (b)	3.67	2.40	3.41	2.99	3.15
Net Assets, end of period ($ x 1,000)	90,623	92,931	95,874	120,712	242,341	194,165

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	305,003,424	—	1	305,003,425
Equity Securities - Preferred Stocks	1,025,962	—	—	1,025,962
Rights	558	—	—	558
Investment Companies	5,496,223	—	—	5,496,223
	311,526,167	—	1	311,526,168
Other Financial Instruments:
Futures††	107,078	—	—	107,078
	107,078	—	—	107,078

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned $217 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	1,537,205	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(1,537,205)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $12,273,085 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2024. The fund has $2,146,336 of short-term capital losses and $10,126,749 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income $10,440,069. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, Shareholder Services Plan fees, interest expenses, brokerage commissions, commitment fees on borrowings and extraordinary expenses not incurred in the ordinary course of the fund’s business, and the fees and expenses of the non-interested board members and their counsel. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2025, fees reimbursed by the Adviser amounted to $14,635.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, Investor shares were charged $270,591 pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $86,393, Shareholder Services Plan fees of $44,027, which are offset against an expense reimbursement currently in effect in the amount of $11,835.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2025, amounted to $5,268,028 and $27,862,616, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2025 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	107,078 (1)	Equity Risk	-
Gross fair value of derivative contracts	107,078		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	(210,385)	(210,385)
Total	(210,385)	(210,385)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	264,057	264,057
Total	264,057	264,057

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	5,663,499
At April 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $165,423,169, consisting of $170,688,124 gross unrealized appreciation and $5,264,955 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor Class shares with the performance of a group of institutional international large-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international large-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional international large-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, and was above the Performance Universe median for all periods, except for the one-, two- and five-year periods when the fund’s total return performance was below the Performance Universe median. It was noted that there were only four other funds in the Performance Group and that the Performance Universe was not limited to index funds. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the

Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by the one fund advised by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”) and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

© 2025 BNY Mellon Securities Corporation
Code-0079NCSRSA0425

BNY Mellon S&P 500 Index Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
Single Share	PEOPX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon S&P 500 Index Fund
STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.5%
Automobiles & Components — 1.9%
Aptiv PLC (a)	11,396	650,256
Ford Motor Co.	181,386	1,815,674
General Motors Co.	46,267	2,093,119
Tesla, Inc. (a)	131,052	36,977,632
		41,536,681
Banks — 3.4%
Bank of America Corp.	309,665	12,349,440
Citigroup, Inc.	88,479	6,050,194
Citizens Financial Group, Inc.	20,602	760,008
Fifth Third Bancorp	32,042	1,151,589
Huntington Bancshares, Inc.	71,764	1,042,731
JPMorgan Chase & Co.	130,892	32,018,801
KeyCorp	45,508	675,339
M&T Bank Corp.	7,544	1,280,669
Regions Financial Corp.	40,436	825,299
The PNC Financial Services Group, Inc.	18,594	2,987,870
Truist Financial Corp.	61,797	2,369,297
U.S. Bancorp	72,214	2,913,113
Wells Fargo & Co.	153,925	10,930,214
		75,354,564
Capital Goods — 5.8%
3M Co.	25,752	3,577,210
A.O. Smith Corp.	6,175	419,035
Allegion PLC	3,993	555,826
AMETEK, Inc.	10,686	1,812,132
Axon Enterprise, Inc. (a)	3,403	2,087,060
Builders FirstSource, Inc. (a)	5,331	637,748
Carrier Global Corp.	37,769	2,362,073
Caterpillar, Inc.	22,355	6,913,731
Cummins, Inc.	6,434	1,890,567
Deere & Co.	11,913	5,522,390
Dover Corp.	6,227	1,062,638
Eaton Corp. PLC	18,459	5,433,776
Emerson Electric Co.	26,269	2,761,135
Fastenal Co.	26,580	2,152,183
Fortive Corp.	16,057	1,119,012
GE Vernova, Inc.	13,005	4,822,514
Generac Holdings, Inc. (a)	2,830	323,695
General Dynamics Corp.	12,082	3,287,754
General Electric Co.	50,166	10,110,456
Honeywell International, Inc.	30,412	6,401,726
Howmet Aerospace, Inc.	19,266	2,669,882
Hubbell, Inc.	2,528	918,119
Huntington Ingalls Industries, Inc.	1,814	417,837
IDEX Corp.	3,472	604,024
Illinois Tool Works, Inc.	12,498	2,998,395
Ingersoll Rand, Inc.	18,919	1,427,060
Johnson Controls International PLC	30,788	2,583,113
3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Capital Goods — 5.8% (continued)
L3Harris Technologies, Inc.	8,838	1,944,537
Lennox International, Inc.	1,441	787,867
Lockheed Martin Corp.	9,736	4,651,374
Masco Corp.	9,942	602,585
Nordson Corp.	2,517	477,148
Northrop Grumman Corp.	6,437	3,131,600
Otis Worldwide Corp.	18,663	1,796,687
PACCAR, Inc.	24,118	2,175,685
Parker-Hannifin Corp.	6,005	3,633,385
Pentair PLC	8,021	727,745
Quanta Services, Inc.	6,799	1,989,999
Rockwell Automation, Inc.	5,430	1,344,902
RTX Corp.	62,318	7,860,169
Snap-on, Inc.	2,532	794,567
Stanley Black & Decker, Inc.	7,272	436,465
Textron, Inc.	8,386	590,123
The Boeing Company (a)	34,886	6,392,511
Trane Technologies PLC	10,495	4,022,838
TransDigm Group, Inc.	2,651	3,746,049
United Rentals, Inc.	3,081	1,945,497
W.W. Grainger, Inc.	2,072	2,122,370
Westinghouse Air Brake Technologies Corp.	7,796	1,440,233
Xylem, Inc.	11,528	1,389,931
		128,875,358
Commercial & Professional Services — 1.3%
Automatic Data Processing, Inc.	19,004	5,712,603
Broadridge Financial Solutions, Inc.	5,538	1,342,411
Cintas Corp.	16,068	3,401,274
Copart, Inc. (a)	41,202	2,514,558
Dayforce, Inc. (a)	7,022	406,363
Equifax, Inc.	5,778	1,503,031
Jacobs Solutions, Inc.	5,697	705,289
Leidos Holdings, Inc.	6,344	933,710
Paychex, Inc.	14,974	2,202,975
Paycom Software, Inc.	2,098	474,966
Republic Services, Inc.	9,627	2,413,970
Rollins, Inc.	12,363	706,298
Veralto Corp.	12,111	1,161,445
Verisk Analytics, Inc.	6,607	1,958,513
Waste Management, Inc.	16,981	3,962,686
		29,400,092
Consumer Discretionary Distribution & Retail — 5.7%
Amazon.com, Inc. (a)	441,385	81,400,222
AutoZone, Inc. (a)	791	2,976,217
Best Buy Co., Inc.	8,668	578,069
CarMax, Inc. (a)	7,292	471,574
eBay, Inc. (b)	22,205	1,513,493
Genuine Parts Co.	6,815	801,103
LKQ Corp. (b)	13,469	514,650
Lowe’s Companies, Inc.	26,249	5,868,226
O’Reilly Automotive, Inc. (a)	2,721	3,850,759
4

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Consumer Discretionary Distribution & Retail — 5.7% (continued)
Pool Corp.	1,829	536,153
Ross Stores, Inc.	15,343	2,132,677
The Home Depot, Inc.	46,505	16,764,587
The TJX Companies, Inc.	52,113	6,705,901
Tractor Supply Co.	24,802	1,255,477
Ulta Beauty, Inc. (a)	2,198	869,617
Williams-Sonoma, Inc.	5,721	883,723
		127,122,448
Consumer Durables & Apparel — .6%
D.R. Horton, Inc.	13,771	1,739,828
Deckers Outdoor Corp. (a)	7,312	810,389
Garmin Ltd.	7,284	1,361,161
Hasbro, Inc.	5,792	358,525
Lennar Corp., Cl. A	11,094	1,204,919
Lululemon Athletica, Inc. (a)	5,301	1,435,352
Mohawk Industries, Inc. (a)	2,527	268,746
NIKE, Inc., Cl. B	55,015	3,102,846
NVR, Inc. (a)	138	983,354
PulteGroup, Inc.	8,812	903,935
Ralph Lauren Corp.	1,965	442,027
Tapestry, Inc.	9,589	677,463
		13,288,545
Consumer Services — 2.1%
Airbnb, Inc., Cl. A (a)	20,406	2,487,900
Booking Holdings, Inc.	1,550	7,903,884
Caesars Entertainment, Inc. (a),(b)	10,535	285,077
Carnival Corp. (a)	48,602	891,361
Chipotle Mexican Grill, Inc. (a)	63,550	3,210,546
Darden Restaurants, Inc.	5,593	1,122,180
Domino’s Pizza, Inc.	1,581	775,275
DoorDash, Inc., Cl. A (a)	15,844	3,056,149
Expedia Group, Inc.	5,822	913,646
Hilton Worldwide Holdings, Inc.	11,264	2,539,807
Las Vegas Sands Corp.	16,773	615,066
Marriott International, Inc., Cl. A	10,614	2,532,288
McDonald’s Corp.	33,552	10,724,897
MGM Resorts International (a),(b)	9,453	297,391
Norwegian Cruise Line Holdings Ltd. (a),(b)	21,068	337,720
Royal Caribbean Cruises Ltd.	11,308	2,430,202
Starbucks Corp.	53,436	4,277,552
Wynn Resorts Ltd. (b)	4,091	328,548
Yum! Brands, Inc.	12,920	1,943,685
		46,673,174
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	20,819	20,704,495
Dollar General Corp.	10,020	938,774
Dollar Tree, Inc. (a)	9,564	782,048
Sysco Corp.	22,793	1,627,420
Target Corp.	21,592	2,087,946
The Kroger Company	31,550	2,278,226
5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Consumer Staples Distribution & Retail — 2.2% (continued)
Walgreens Boots Alliance, Inc.	30,781	337,668
Walmart, Inc.	203,227	19,763,826
		48,520,403
Energy — 3.2%
APA Corp.	18,067	280,761
Baker Hughes Co.	46,250	1,637,250
Chevron Corp.	78,249	10,646,559
ConocoPhillips	59,782	5,327,772
Coterra Energy, Inc.	34,632	850,562
Devon Energy Corp.	30,344	922,761
Diamondback Energy, Inc.	9,029	1,191,918
EOG Resources, Inc.	26,114	2,881,158
EQT Corp.	27,670	1,368,005
Expand Energy Corp.	9,775	1,015,622
Exxon Mobil Corp.	203,820	21,529,507
Halliburton Co.	41,118	814,959
Hess Corp.	13,042	1,683,070
Kinder Morgan, Inc.	90,916	2,391,091
Marathon Petroleum Corp.	14,653	2,013,469
Occidental Petroleum Corp.	31,871	1,256,036
ONEOK, Inc.	29,070	2,388,391
Phillips 66	19,191	1,997,015
Schlumberger NV	65,748	2,186,121
Targa Resources Corp.	9,938	1,698,404
Texas Pacific Land Corp. (b)	865	1,114,872
The Williams Companies, Inc.	57,044	3,341,067
Valero Energy Corp.	14,897	1,729,393
		70,265,763
Equity Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc. (c)	7,088	515,014
American Tower Corp. (c)	21,878	4,931,520
AvalonBay Communities, Inc. (c)	6,547	1,374,739
BXP, Inc. (c)	7,336	467,523
Camden Property Trust (c)	5,163	587,549
Crown Castle, Inc. (c)	20,712	2,190,501
Digital Realty Trust, Inc. (c)	15,022	2,411,632
Equinix, Inc. (c)	4,518	3,888,868
Equity Residential (c)	15,992	1,123,598
Essex Property Trust, Inc. (c)	2,932	818,468
Extra Space Storage, Inc. (c)	9,825	1,439,559
Federal Realty Investment Trust (c)	3,781	355,490
Healthpeak Properties, Inc. (c)	31,338	559,070
Host Hotels & Resorts, Inc. (c)	33,256	469,575
Invitation Homes, Inc. (c)	26,230	896,804
Iron Mountain, Inc. (c)	13,250	1,188,128
Kimco Realty Corp. (c)	33,044	660,219
Mid-America Apartment Communities, Inc. (c)	5,372	857,640
Prologis, Inc. (c)	43,638	4,459,804
Public Storage (c)	7,510	2,256,229
Realty Income Corp. (c)	40,754	2,358,026
Regency Centers Corp. (c)	8,089	583,864
6

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Equity Real Estate Investment Trusts — 2.1% (continued)
SBA Communications Corp. (c)	5,028	1,223,815
Simon Property Group, Inc. (c)	14,494	2,281,066
UDR, Inc. (c)	13,940	583,807
Ventas, Inc. (c)	20,821	1,459,136
VICI Properties, Inc. (c)	49,203	1,575,480
Welltower, Inc. (c)	28,387	4,331,572
Weyerhaeuser Co. (c)	33,658	872,079
		46,720,775
Financial Services — 8.7%
American Express Co.	26,056	6,941,579
Ameriprise Financial, Inc.	4,437	2,089,916
Apollo Global Management, Inc.	21,212	2,895,014
Berkshire Hathaway, Inc., Cl. B (a)	85,818	45,762,449
BlackRock, Inc.	6,813	6,228,853
Blackstone, Inc.	34,216	4,506,589
Capital One Financial Corp.	17,828	3,213,675
Cboe Global Markets, Inc.	4,862	1,078,392
CME Group, Inc.	17,042	4,721,997
Corpay, Inc. (a)	3,261	1,061,032
Discover Financial Services	11,739	2,144,363
FactSet Research Systems, Inc.	1,827	789,666
Fidelity National Information Services, Inc.	24,673	1,946,206
Fiserv, Inc. (a)	26,637	4,916,391
Franklin Resources, Inc. (b)	15,253	286,146
Global Payments, Inc.	11,465	874,894
Intercontinental Exchange, Inc.	26,883	4,515,538
Invesco Ltd.	20,682	288,100
Jack Henry & Associates, Inc.	3,512	609,086
KKR & Co., Inc.	31,817	3,635,729
MarketAxess Holdings, Inc.	1,826	404,623
Mastercard, Inc., Cl. A	38,052	20,854,779
Moody’s Corp.	7,169	3,248,417
Morgan Stanley	57,513	6,638,151
MSCI, Inc.	3,630	1,978,749
Nasdaq, Inc.	18,996	1,447,685
Northern Trust Corp.	9,599	902,114
PayPal Holdings, Inc. (a)	45,963	3,026,204
Raymond James Financial, Inc.	8,535	1,169,636
S&P Global, Inc.	14,715	7,358,236
State Street Corp.	13,602	1,198,336
Synchrony Financial	18,021	936,191
T. Rowe Price Group, Inc. (b)	10,541	933,406
The Bank of New York Mellon Corp.	34,156	2,746,484
The Charles Schwab Corp.	79,991	6,511,267
The Goldman Sachs Group, Inc.	14,575	7,980,541
Visa, Inc., Cl. A (b)	80,597	27,846,264
		193,686,698
Food, Beverage & Tobacco — 2.7%
Altria Group, Inc.	79,350	4,693,553
Archer-Daniels-Midland Co.	21,811	1,041,475
Brown-Forman Corp., Cl. B	7,466	260,115
7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Food, Beverage & Tobacco — 2.7% (continued)
Bunge Global SA	6,160	484,915
Conagra Brands, Inc.	23,476	580,092
Constellation Brands, Inc., Cl. A	7,151	1,341,099
General Mills, Inc.	26,245	1,489,141
Hormel Foods Corp.	13,387	400,271
Kellanova	13,006	1,076,507
Keurig Dr. Pepper, Inc.	55,388	1,915,871
Lamb Weston Holdings, Inc.	6,592	348,124
McCormick & Co., Inc.	11,642	892,476
Molson Coors Beverage Co., Cl. B	7,691	442,463
Mondelez International, Inc., Cl. A	60,471	4,119,889
Monster Beverage Corp. (a)	33,637	2,022,256
PepsiCo, Inc.	64,236	8,709,117
Philip Morris International, Inc.	72,797	12,474,494
The Campbell’s Company (b)	8,311	303,019
The Coca-Cola Company	181,520	13,169,276
The Hershey Company	6,817	1,139,734
The J.M. Smucker Company	4,881	567,514
The Kraft Heinz Company	40,050	1,165,455
Tyson Foods, Inc., Cl. A	12,996	795,875
		59,432,731
Health Care Equipment & Services — 4.6%
Abbott Laboratories	81,206	10,617,684
Align Technology, Inc. (a)	3,109	538,790
Baxter International, Inc.	23,310	726,573
Becton, Dickinson and Co.	13,451	2,785,568
Boston Scientific Corp. (a)	69,004	7,098,441
Cardinal Health, Inc.	11,545	1,631,193
Cencora, Inc.	8,284	2,424,478
Centene Corp. (a)	23,440	1,402,884
CVS Health Corp.	59,321	3,957,304
DaVita, Inc. (a)	1,951	276,164
Dexcom, Inc. (a)	18,471	1,318,460
Edwards Lifesciences Corp. (a)	27,388	2,067,520
Elevance Health, Inc.	10,859	4,567,078
GE HealthCare Technologies, Inc.	21,506	1,512,517
HCA Healthcare, Inc.	8,295	2,862,439
Henry Schein, Inc. (a)	6,228	404,633
Hologic, Inc. (a)	9,977	580,661
Humana, Inc.	5,558	1,457,530
IDEXX Laboratories, Inc. (a)	3,755	1,624,601
Insulet Corp. (a)	3,091	779,828
Intuitive Surgical, Inc. (a)	16,676	8,601,481
Labcorp Holdings, Inc.	3,914	943,313
McKesson Corp.	5,933	4,228,983
Medtronic PLC	60,487	5,126,878
Molina Healthcare, Inc. (a)	2,660	869,847
Quest Diagnostics, Inc.	5,374	957,754
ResMed, Inc.	6,855	1,621,824
Solventum Corp. (a)	7,119	470,708
STERIS PLC	4,542	1,020,769
8

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Health Care Equipment & Services — 4.6% (continued)
Stryker Corp.	16,031	5,994,312
The Cigna Group	12,776	4,344,351
The Cooper Companies, Inc. (a)	9,550	779,949
UnitedHealth Group, Inc.	43,087	17,727,715
Universal Health Services, Inc., Cl. B	2,793	494,557
Zimmer Biomet Holdings, Inc.	9,530	982,067
		102,798,854
Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	11,797	1,171,914
Colgate-Palmolive Co.	38,139	3,516,034
Kenvue, Inc.	90,580	2,137,688
Kimberly-Clark Corp.	15,398	2,029,148
The Clorox Company	5,595	796,169
The Estee Lauder Companies, Inc., Cl. A	10,886	652,725
The Procter & Gamble Company	109,769	17,845,146
		28,148,824
Insurance — 2.3%
Aflac, Inc.	23,245	2,526,267
American International Group, Inc.	27,438	2,236,746
Aon PLC, Cl. A	10,114	3,588,346
Arch Capital Group Ltd.	17,231	1,562,507
Arthur J. Gallagher & Co.	11,884	3,811,080
Assurant, Inc.	2,319	446,964
Brown & Brown, Inc.	11,015	1,218,259
Chubb Ltd.	17,647	5,048,454
Cincinnati Financial Corp.	7,543	1,050,061
Erie Indemnity Co., Cl. A	1,098	393,765
Everest Group Ltd.	1,932	693,260
Globe Life, Inc.	3,757	463,388
Loews Corp.	8,523	740,052
Marsh & McLennan Cos., Inc.	22,810	5,142,971
MetLife, Inc.	26,677	2,010,645
Principal Financial Group, Inc.	9,187	681,216
Prudential Financial, Inc.	16,577	1,702,624
The Allstate Corp.	12,582	2,496,143
The Hartford Insurance Group, Inc.	13,655	1,675,059
The Progressive Corp.	27,427	7,727,283
The Travelers Companies, Inc.	10,795	2,851,283
W. R. Berkley Corp.	13,696	981,866
Willis Towers Watson PLC	4,689	1,443,274
		50,491,513
Materials — 2.0%
Air Products and Chemicals, Inc.	10,482	2,841,565
Albemarle Corp. (b)	5,264	308,207
Amcor PLC (b)	95,551	879,069
Avery Dennison Corp.	3,870	662,196
Ball Corp.	14,212	738,171
CF Industries Holdings, Inc.	8,056	631,349
Corteva, Inc.	31,997	1,983,494
Dow, Inc.	33,080	1,011,917
DuPont de Nemours, Inc.	19,993	1,319,338
9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Materials — 2.0% (continued)
Eastman Chemical Co.	5,221	402,017
Ecolab, Inc.	11,737	2,951,034
Freeport-McMoRan, Inc.	67,183	2,420,604
International Flavors & Fragrances, Inc.	11,919	935,165
International Paper Co.	24,587	1,123,134
Linde PLC	22,293	10,103,856
LyondellBasell Industries NV, Cl. A	11,835	688,915
Martin Marietta Materials, Inc.	2,834	1,484,959
Newmont Corp.	52,776	2,780,240
Nucor Corp.	10,956	1,307,818
Packaging Corp. of America	3,935	730,375
PPG Industries, Inc.	10,650	1,159,359
Smurfit WestRock PLC	24,185	1,016,254
Steel Dynamics, Inc.	6,549	849,471
The Mosaic Company	15,131	459,983
The Sherwin-Williams Company	10,833	3,823,182
Vulcan Materials Co.	6,290	1,650,056
		44,261,728
Media & Entertainment — 8.2%
Alphabet, Inc., Cl. A	273,566	43,442,281
Alphabet, Inc., Cl. C	220,751	35,516,628
Charter Communications, Inc., Cl. A (a),(b)	4,468	1,750,830
Comcast Corp., Cl. A	176,165	6,024,843
Electronic Arts, Inc.	11,292	1,638,356
Fox Corp., Cl. A	10,707	533,102
Fox Corp., Cl. B	5,566	257,372
Live Nation Entertainment, Inc. (a),(b)	7,097	939,998
Match Group, Inc. (b)	12,473	369,949
Meta Platforms, Inc., Cl. A	102,503	56,274,147
Netflix, Inc. (a)	20,013	22,649,112
News Corp., Cl. A	13,922	377,565
News Corp., Cl. B (b)	7,580	238,164
Omnicom Group, Inc.	9,610	731,898
Paramount Global, Cl. B (b)	32,153	377,476
Take-Two Interactive Software, Inc. (a)	7,633	1,780,932
The Interpublic Group of Companies, Inc.	18,444	463,313
The Walt Disney Company	84,787	7,711,378
TKO Group Holdings, Inc. (b)	3,043	495,735
Warner Bros Discovery, Inc. (a)	107,405	931,201
		182,504,280
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
AbbVie, Inc.	82,737	16,141,989
Agilent Technologies, Inc.	13,452	1,447,435
Amgen, Inc.	25,167	7,321,584
Biogen, Inc. (a)	7,011	848,892
Bio-Techne Corp.	7,138	359,398
Bristol-Myers Squibb Co.	95,708	4,804,542
Charles River Laboratories International, Inc. (a)	2,270	269,267
Danaher Corp.	30,085	5,996,843
Eli Lilly & Co.	36,891	33,163,164
Gilead Sciences, Inc.	58,208	6,201,480
10

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 6.1% (continued)
Incyte Corp. (a)	7,027	440,312
IQVIA Holdings, Inc. (a)	7,931	1,229,860
Johnson & Johnson	112,300	17,553,613
Merck & Co., Inc.	118,436	10,090,747
Mettler-Toledo International, Inc. (a)	997	1,067,358
Moderna, Inc. (a)	14,584	416,227
Pfizer, Inc.	264,915	6,466,575
Regeneron Pharmaceuticals, Inc.	4,929	2,951,288
Revvity, Inc.	5,718	534,233
Thermo Fisher Scientific, Inc.	17,908	7,682,532
Vertex Pharmaceuticals, Inc. (a)	12,046	6,137,437
Viatris, Inc.	51,666	435,028
Waters Corp. (a)	2,752	956,953
West Pharmaceutical Services, Inc.	3,426	723,880
Zoetis, Inc.	21,017	3,287,059
		136,527,696
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A (a)	13,920	1,700,746
CoStar Group, Inc. (a)	19,559	1,450,691
		3,151,437
Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc. (a)	75,979	7,396,556
Analog Devices, Inc.	23,089	4,500,508
Applied Materials, Inc.	37,896	5,711,306
Broadcom, Inc.	219,389	42,225,801
Enphase Energy, Inc. (a)	6,539	291,574
First Solar, Inc. (a),(b)	4,900	616,518
Intel Corp.	202,828	4,076,843
KLA Corp.	6,190	4,349,651
Lam Research Corp.	59,960	4,297,333
Microchip Technology, Inc.	25,701	1,184,302
Micron Technology, Inc.	52,267	4,021,946
Monolithic Power Systems, Inc.	2,206	1,308,379
NVIDIA Corp.	1,146,273	124,852,055
NXP Semiconductors NV	11,768	2,168,960
ON Semiconductor Corp. (a)	20,636	819,249
QUALCOMM, Inc.	51,575	7,656,824
Skyworks Solutions, Inc.	8,354	536,995
Teradyne, Inc.	7,880	584,775
Texas Instruments, Inc.	42,710	6,835,735
		223,435,310
Software & Services — 11.6%
Accenture PLC, Cl. A	29,255	8,751,633
Adobe, Inc. (a)	20,364	7,636,093
Akamai Technologies, Inc. (a)	7,367	593,633
ANSYS, Inc. (a)	4,104	1,320,996
Autodesk, Inc. (a)	10,003	2,743,323
Cadence Design Systems, Inc. (a)	12,805	3,812,561
Cognizant Technology Solutions Corp., Cl. A	23,068	1,697,113
CrowdStrike Holdings, Inc., Cl. A (a)	11,524	4,942,298
EPAM Systems, Inc. (a)	2,646	415,184
11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Software & Services — 11.6% (continued)
Fair Isaac Corp. (a)	1,157	2,302,060
Fortinet, Inc. (a)	30,161	3,129,505
Gartner, Inc. (a)	3,619	1,523,888
Gen Digital, Inc.	24,862	643,180
GoDaddy, Inc., Cl. A (a)	6,658	1,253,901
International Business Machines Corp.	43,291	10,468,630
Intuit, Inc.	13,123	8,234,289
Microsoft Corp.	347,923	137,520,045
Oracle Corp.	75,900	10,680,648
Palantir Technologies, Inc., Cl. A (a)	95,971	11,366,805
Palo Alto Networks, Inc. (a)	30,964	5,788,100
PTC, Inc. (a)	5,602	868,142
Roper Technologies, Inc.	4,959	2,777,437
Salesforce, Inc.	44,999	12,091,681
ServiceNow, Inc. (a)	9,645	9,211,071
Synopsys, Inc. (a)	7,261	3,332,872
Tyler Technologies, Inc. (a)	1,978	1,074,647
VeriSign, Inc. (a)	3,911	1,103,371
Workday, Inc., Cl. A (a)	10,071	2,467,395
		257,750,501
Technology Hardware & Equipment — 8.5%
Amphenol Corp., Cl. A	56,999	4,386,073
Apple, Inc.	703,048	149,397,700
Arista Networks, Inc. (a)	47,966	3,946,163
CDW Corp.	6,254	1,004,142
Cisco Systems, Inc.	186,623	10,773,746
Corning, Inc.	35,595	1,579,706
Dell Technologies, Inc., Cl. C	14,983	1,374,840
F5, Inc. (a)	2,568	679,852
Hewlett Packard Enterprise Co.	61,062	990,426
HP, Inc.	44,536	1,138,786
Jabil, Inc. (b)	5,297	776,328
Juniper Networks, Inc.	15,100	548,432
Keysight Technologies, Inc. (a)	7,968	1,158,547
Motorola Solutions, Inc.	7,901	3,479,521
NetApp, Inc.	9,778	877,576
Seagate Technology Holdings PLC	9,455	860,689
Super Micro Computer, Inc. (a),(b)	24,179	770,343
TE Connectivity PLC	13,952	2,042,294
Teledyne Technologies, Inc. (a)	2,181	1,016,411
Trimble, Inc. (a)	11,465	712,435
Western Digital Corp. (a)	15,905	697,593
Zebra Technologies Corp., Cl. A (a)	2,467	617,540
		188,829,143
Telecommunication Services — 1.1%
AT&T, Inc.	335,943	9,305,621
T-Mobile US, Inc.	22,446	5,543,040
Verizon Communications, Inc.	197,093	8,683,917
		23,532,578
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	5,709	509,357
12

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Transportation — 1.4% (continued)
CSX Corp.	89,861	2,522,398
Delta Air Lines, Inc.	30,826	1,283,286
Expeditors International of Washington, Inc.	6,606	726,066
FedEx Corp.	10,280	2,162,192
J.B. Hunt Transport Services, Inc.	3,804	496,726
Norfolk Southern Corp.	10,682	2,393,302
Old Dominion Freight Line, Inc.	8,629	1,322,653
Southwest Airlines Co. (b)	26,277	734,705
Uber Technologies, Inc. (a)	97,654	7,910,951
Union Pacific Corp.	28,103	6,060,693
United Airlines Holdings, Inc. (a)	15,683	1,079,304
United Parcel Service, Inc., Cl. B	34,402	3,278,511
		30,480,144
Utilities — 2.5%
Alliant Energy Corp.	11,415	696,772
Ameren Corp.	12,800	1,270,272
American Electric Power Co., Inc.	25,377	2,749,344
American Water Works Co., Inc.	9,215	1,354,697
Atmos Energy Corp. (b)	7,292	1,171,314
CenterPoint Energy, Inc. (b)	29,698	1,151,689
CMS Energy Corp.	13,766	1,013,866
Consolidated Edison, Inc.	16,517	1,862,292
Constellation Energy Corp.	14,795	3,305,795
Dominion Energy, Inc.	39,201	2,131,750
DTE Energy Co.	9,758	1,336,846
Duke Energy Corp.	36,078	4,402,238
Edison International	18,616	996,142
Entergy Corp.	20,343	1,691,927
Evergy, Inc. (b)	10,678	737,850
Eversource Energy	16,988	1,010,446
Exelon Corp.	45,333	2,126,118
FirstEnergy Corp.	24,457	1,048,716
NextEra Energy, Inc.	96,280	6,439,206
NiSource, Inc.	21,218	829,836
NRG Energy, Inc.	9,695	1,062,378
PG&E Corp.	104,168	1,720,855
Pinnacle West Capital Corp.	5,044	480,088
PPL Corp.	34,660	1,265,090
Public Service Enterprise Group, Inc.	23,387	1,869,323
Sempra	29,980	2,226,615
The AES Corp.	28,846	288,460
The Southern Company	51,299	4,713,865
Vistra Corp.	16,058	2,081,599
WEC Energy Group, Inc.	14,585	1,597,349
Xcel Energy, Inc.	26,819	1,896,103
		56,528,841
Total Common Stocks (cost $402,009,853)		2,209,318,081

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $12,802,119)	4.45	12,802,119	12,802,119
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $283,674)	4.45	283,674	283,674
Total Investments (cost $415,095,646)		100.1%	2,222,403,874
Liabilities, Less Cash and Receivables		(.1%)	(1,249,097)
Net Assets		100.0%	2,221,154,777

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2025, the value of the fund’s securities on loan was $27,704,092 and the value of the collateral was
$28,339,655, consisting of cash collateral of $283,674 and U.S. Government & Agency securities valued at $28,055,981.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	32,746,685	122,349,165	(142,293,731)	12,802,119	554,509
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	581,977	9,388,363	(9,686,666)	283,674	19,367††
Total - .6%	33,328,662	131,737,528	(151,980,397)	13,085,793	573,876

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	53	6/20/2025	14,792,069	14,805,550	13,481
Gross Unrealized Appreciation					13,481
See notes to financial statements.
14

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $27,704,092)—Note 1(c):
Unaffiliated issuers	402,009,853	2,209,318,081
Affiliated issuers	13,085,793	13,085,793
Cash		2,845
Cash collateral held by broker—Note 4		1,144,000
Dividends and securities lending income receivable		1,299,240
Receivable for shares of Common Stock subscribed		417,079
Receivable for futures variation margin—Note 4		14,262
		2,225,281,300
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		847,292
Payable for shares of Common Stock redeemed		2,696,513
Payable for investment securities purchased		286,834
Liability for securities on loan—Note 1(c)		283,674
Directors’ fees and expenses payable		12,210
		4,126,523
Net Assets ($)		2,221,154,777
Composition of Net Assets ($):
Paid-in capital		316,656,261
Total distributable earnings (loss)		1,904,498,516
Net Assets ($)		2,221,154,777
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		40,609,243
Net Asset Value Per Share ($)		54.70
See notes to financial statements.
15

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,681 foreign taxes withheld at source):
Unaffiliated issuers	15,915,507
Affiliated issuers	554,509
Affiliated income net of rebates from securities lending—Note 1(c)	19,367
Interest	8,501
Total Income	16,497,884
Expenses:
Management fee—Note 3(a)	2,959,555
Shareholder servicing costs—Note 3(b)	2,959,555
Directors’ fees—Notes 3(a) and 3(c)	117,300
Loan commitment fees—Note 2	22,982
Total Expenses	6,059,392
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(117,300)
Net Expenses	5,942,092
Net Investment Income	10,555,792
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	106,857,795
Net realized gain (loss) on futures	(2,599,489)
Net Realized Gain (Loss)	104,258,306
Net change in unrealized appreciation (depreciation) on investments	(156,216,623)
Net change in unrealized appreciation (depreciation) on futures	921,687
Net Change in Unrealized Appreciation (Depreciation)	(155,294,936)
Net Realized and Unrealized Gain (Loss) on Investments	(51,036,630)
Net (Decrease) in Net Assets Resulting from Operations	(40,480,838)
See notes to financial statements.
16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	10,555,792	22,599,308
Net realized gain (loss) on investments	104,258,306	210,872,332
Net change in unrealized appreciation (depreciation) on investments	(155,294,936)	468,008,088
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,480,838)	701,479,728
Distributions ($):
Distributions to shareholders	(230,555,049)	(149,998,944)
Capital Stock Transactions ($):
Net proceeds from shares sold	111,699,963	177,135,401
Distributions reinvested	222,935,464	145,298,718
Cost of shares redeemed	(254,176,493)	(400,203,174)
Increase (Decrease) in Net Assets from Capital Stock Transactions	80,458,934	(77,769,055)
Total Increase (Decrease) in Net Assets	(190,576,953)	473,711,729
Net Assets ($):
Beginning of Period	2,411,731,730	1,938,020,001
End of Period	2,221,154,777	2,411,731,730
Capital Share Transactions (Shares):
Shares sold	1,923,582	3,175,609
Shares issued for distributions reinvested	3,810,211	2,860,211
Shares redeemed	(4,340,184)	(7,118,945)
Net Increase (Decrease) in Shares Outstanding	1,393,609	(1,083,125)
See notes to financial statements.
17

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	61.50	48.09	49.07	65.31	51.48	53.93
Investment Operations:
Net investment income(a)	.26	.55	.57	.56	.56	.71
Net realized and unrealized gain (loss) on investments	(1.08)	16.61	3.59	(9.08)	19.58	4.07
Total from Investment Operations	(.82 )	17.16	4.16	(8.52)	20.14	4.78
Distributions:
Dividends from net investment income	(.56 )	(.59 )	(.62 )	(.58 )	(.75 )	(.85 )
Dividends from net realized gain on investments	(5.42)	(3.16)	(4.52)	(7.14)	(5.56)	(6.38)
Total Distributions	(5.98)	(3.75)	(5.14)	(7.72)	(6.31)	(7.23)
Net asset value, end of period	54.70	61.50	48.09	49.07	65.31	51.48
Total Return (%)	(1.97)(b)	37.34	9.60	(15.03)	42.21	9.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51 (c)	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets(d)	.50 (c)	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets(d)	.89 (c)	.98	1.19	1.03	.95	1.41
Portfolio Turnover Rate	1.10 (b)	2.42	1.98	1.89	3.31	2.43
Net Assets, end of period ($ x 1,000)	2,221,155	2,411,732	1,938,020	1,919,564	2,553,501	2,078,988

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
18

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon S&P 500 Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,209,318,081	—	—	2,209,318,081
Investment Companies	13,085,793	—	—	13,085,793
	2,222,403,874	—	—	2,222,403,874
Other Financial Instruments:
Futures††	13,481	—	—	13,481
	13,481	—	—	13,481

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s
20

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned $2,674 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	27,704,092	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(27,704,092)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income $23,750,698 and long-term capital gains $126,248,246. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, Shareholder Services Plan fees, interest expenses, brokerage commissions, commitment fees on borrowings and extraordinary expenses not incurred in the ordinary course of the fund’s business, and the fees and expenses of the non-interested board members and their counsel. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2025, fees reimbursed by the Adviser amounted to $117,300.
(b) Under the Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, the fund was charged $2,959,555 pursuant to the Shareholder Services Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
22

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $439,646, Shareholder Services Plan fees of $439,646, which are offset against an expense reimbursement currently in effect in the amount of $32,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2025, amounted to $25,931,259 and $143,731,259, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2025 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	13,481 (1)	Equity Risk	-
Gross fair value of derivative contracts	13,481		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	(2,599,489)	(2,599,489)
Total	(2,599,489)	(2,599,489)
23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	921,687	921,687
Total	921,687	921,687

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	30,047,214
At April 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,807,321,709, consisting of $1,830,642,433 gross unrealized appreciation and $23,320,724 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
25

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
26

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.
27

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s shares with the performance of a group of retail no-load S&P 500 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P 500 index funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail no-load S&P 500 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. It was noted that there were only five other funds in the Performance Group. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four-star overall rating and a four-star rating for the ten-year period from Morningstar based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by the one fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and
28

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.
29

© 2025 BNY Mellon Securities Corporation
Code-0078NCSRSA0425

BNY Mellon Smallcap Stock Index Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2025

Class	Ticker
Investor	DISSX
I	DISIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Smallcap Stock Index Fund
STATEMENT OF INVESTMENTS
April 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.8%
Automobiles & Components — 1.8%
Adient PLC (a)	55,323	699,836
American Axle & Manufacturing Holdings, Inc. (a)	75,344	287,814
BorgWarner, Inc.	145,882	4,140,131
Dana, Inc.	85,976	1,181,310
Dorman Products, Inc. (a)	18,293	2,072,597
Fox Factory Holding Corp. (a)	27,698	562,546
Gentherm, Inc. (a)	20,397	530,526
LCI Industries	17,084	1,316,835
Patrick Industries, Inc.	22,598	1,739,594
Phinia, Inc.	27,151	1,090,113
Standard Motor Products, Inc.	14,384	389,806
Winnebago Industries, Inc.	18,583	591,311
XPEL, Inc. (a)	15,348	439,567
		15,041,986
Banks — 9.0%
Ameris Bancorp	43,088	2,524,957
Atlantic Union Bankshares Corp.	86,543	2,397,241
Axos Financial, Inc. (a)	36,174	2,296,326
Banc of California, Inc.	91,207	1,229,470
BancFirst Corp.	13,376	1,575,960
Bank of Hawaii Corp.	26,292	1,738,164
BankUnited, Inc.	49,938	1,633,472
Banner Corp.	22,986	1,405,364
Berkshire Hills Bancorp, Inc.	30,479	756,794
Brookline Bancorp, Inc.	58,876	614,665
Capitol Federal Financial, Inc.	83,281	472,203
Cathay General Bancorp	47,750	1,990,697
Central Pacific Financial Corp.	18,268	469,305
City Holding Co.	9,848	1,141,088
Community Financial System, Inc.	34,929	1,906,774
Customers Bancorp, Inc. (a)	19,381	969,050
CVB Financial Corp.	87,733	1,626,570
Dime Community Bancshares, Inc.	26,782	688,030
Eagle Bancorp, Inc.	19,881	356,864
FB Financial Corp.	23,102	983,221
First BanCorp/Puerto Rico	108,704	2,134,947
First Bancorp/Southern Pines NC	27,714	1,121,308
First Commonwealth Financial Corp.	67,119	1,028,263
First Financial Bancorp	63,620	1,472,803
First Hawaiian, Inc.	83,739	1,914,274
Fulton Financial Corp.	120,790	2,014,777
Hanmi Financial Corp.	20,511	469,087
Heritage Financial Corp.	23,024	525,408
Hilltop Holdings, Inc.	31,146	919,741
Hope Bancorp, Inc.	83,868	836,164
Independent Bank Corp.	28,500	1,684,065
Lakeland Financial Corp.	17,226	958,971
National Bank Holdings Corp., Cl. A	25,196	911,087
3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Banks — 9.0% (continued)
NBT Bancorp, Inc.	31,429	1,330,704
Northwest Bancshares, Inc.	84,393	1,042,254
OFG Bancorp	30,518	1,200,883
Pacific Premier Bancorp, Inc.	64,459	1,311,096
Park National Corp.	9,706	1,456,871
Pathward Financial, Inc.	15,926	1,264,047
Preferred Bank	8,413	671,862
Provident Financial Services, Inc.	86,503	1,416,054
Renasant Corp.	62,078	1,990,841
S&T Bancorp, Inc.	25,775	939,241
Seacoast Banking Corp. of Florida	56,607	1,342,152
ServisFirst Bancshares, Inc.	33,474	2,384,018
Simmons First National Corp., Cl. A	84,041	1,568,205
Southside Bancshares, Inc.	19,081	537,893
Stellar Bancorp, Inc.	31,272	780,549
The Bancorp, Inc. (a)	31,637	1,528,383
Tompkins Financial Corp.	8,403	500,819
Triumph Financial, Inc. (a)	14,515	775,391
TrustCo Bank Corp. NY	13,453	409,644
Trustmark Corp.	40,850	1,370,518
United Community Banks, Inc.	79,121	2,184,531
Veritex Holdings, Inc.	36,224	843,295
WaFd, Inc.	54,273	1,548,409
Westamerica BanCorp	18,110	877,067
WSFS Financial Corp.	38,983	2,009,574
		74,051,411
Capital Goods — 13.0%
AAR Corp. (a)	23,328	1,247,115
AeroVironment, Inc. (a)	18,686	2,831,303
Air Lease Corp.	69,084	3,230,368
Alamo Group, Inc.	6,843	1,142,644
Albany International Corp., Cl. A	20,958	1,378,198
American Woodmark Corp. (a)	10,249	604,691
Apogee Enterprises, Inc.	14,718	583,863
Arcosa, Inc.	32,442	2,597,631
Armstrong World Industries, Inc.	29,084	4,217,762
Astec Industries, Inc.	15,228	551,710
AZZ, Inc.	19,793	1,717,241
Boise Cascade Co.	25,539	2,382,278
CSW Industrials, Inc.	11,202	3,500,401
DNOW, Inc. (a)	70,358	1,116,582
DXP Enterprises, Inc. (a)	8,664	766,417
Dycom Industries, Inc. (a)	19,468	3,261,863
Enerpac Tool Group Corp.	36,615	1,478,148
Enpro, Inc.	13,973	2,087,566
ESCO Technologies, Inc.	17,219	2,693,913
Everus Construction Group, Inc. (a)	33,929	1,365,303
Federal Signal Corp.	40,738	3,317,295
Franklin Electric Co., Inc.	26,074	2,215,247
Gates Industrial Corp. PLC (a)	151,623	2,868,707
Gibraltar Industries, Inc. (a)	20,103	1,064,454
4

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Capital Goods — 13.0% (continued)
GMS, Inc. (a)	25,978	1,903,148
Granite Construction, Inc.	28,907	2,349,850
Griffon Corp.	26,511	1,805,664
Hayward Holdings, Inc. (a)	94,264	1,256,539
Hillenbrand, Inc.	46,913	949,050
Insteel Industries, Inc.	13,497	457,683
JBT Marel Corp.	30,803	3,242,324
Kadant, Inc.	7,824	2,308,080
Kennametal, Inc.	50,748	988,571
Kratos Defense & Security Solutions, Inc. (a)	102,032	3,447,151
Lindsay Corp.	7,312	943,687
Masterbrand, Inc. (a)	84,378	1,025,193
Mercury Systems, Inc. (a)	34,058	1,702,900
Moog, Inc., Cl. A	18,924	3,165,039
Mueller Water Products, Inc., Cl. A	104,506	2,742,237
MYR Group, Inc. (a)	10,784	1,319,099
National Presto Industries, Inc.	3,167	267,136
Powell Industries, Inc.	6,237	1,142,057
Proto Labs, Inc. (a)	16,255	571,526
Quanex Building Products Corp.	31,730	521,641
Resideo Technologies, Inc. (a)	98,520	1,653,166
Rush Enterprises, Inc., Cl. A	41,521	2,117,156
SPX Technologies, Inc. (a)	30,943	4,151,004
Standex International Corp.	7,976	1,127,966
Sterling Infrastructure, Inc. (a)	20,499	3,063,166
Sunrun, Inc. (a)	149,301	1,028,684
Tennant Co.	12,383	893,557
The Greenbrier Companies, Inc.	20,777	881,360
Titan International, Inc. (a)	32,675	240,161
Trinity Industries, Inc.	55,142	1,384,064
Triumph Group, Inc. (a)	51,210	1,300,734
Vicor Corp. (a)	15,526	619,565
WillScot Holdings Corp.	123,074	3,091,619
Worthington Enterprises, Inc.	21,095	1,068,040
Zurn Elkay Water Solutions Corp.	95,170	3,231,973
		106,181,490
Commercial & Professional Services — 3.8%
ABM Industries, Inc.	41,294	2,012,670
Amentum Holdings, Inc. (a)	96,655	2,109,012
Brady Corp., Cl. A	29,424	2,068,213
CoreCivic, Inc. (a)	72,956	1,651,724
CSG Systems International, Inc.	18,447	1,109,218
Deluxe Corp.	29,480	430,408
Enviri Corp. (a)	54,843	376,772
Healthcare Services Group, Inc. (a)	49,792	707,544
Heidrick & Struggles International, Inc.	13,736	535,979
HNI Corp.	32,005	1,353,812
Interface, Inc.	38,979	732,805
Korn Ferry	34,307	2,116,742
Liquidity Services, Inc. (a)	15,331	487,219
Matthews International Corp., Cl. A	21,176	433,049
5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Commercial & Professional Services — 3.8% (continued)
MillerKnoll, Inc.	45,191	741,132
NV5 Global, Inc. (a)	35,155	652,125
OPENLANE, Inc. (a)	71,096	1,315,987
Pitney Bowes, Inc.	104,879	910,350
Pursuit Attractions and Hospitality, Inc. (a)	14,410	422,069
Robert Half, Inc.	66,931	2,965,043
The GEO Group, Inc. (a)	90,848	2,841,726
UniFirst Corp.	9,977	1,780,595
Verra Mobility Corp. (a)	109,818	2,394,032
Vestis Corp.	78,146	684,559
		30,832,785
Consumer Discretionary Distribution & Retail — 3.2%
Academy Sports & Outdoors, Inc.	46,000	1,733,280
Advance Auto Parts, Inc.	39,864	1,304,350
American Eagle Outfitters, Inc.	115,515	1,216,373
Asbury Automotive Group, Inc. (a)	13,056	2,848,036
Boot Barn Holdings, Inc. (a)	20,353	2,123,632
Caleres, Inc.	22,665	345,415
Etsy, Inc. (a)	74,793	3,252,000
Foot Locker, Inc. (a)	54,325	666,568
Group 1 Automotive, Inc.	8,661	3,495,839
Guess, Inc.	18,558	208,777
Kohl’s Corp.	73,218	490,561
MarineMax, Inc. (a)	13,400	287,564
Monro, Inc.	19,648	273,893
National Vision Holdings, Inc. (a)	52,523	648,659
Sally Beauty Holdings, Inc. (a)	66,486	541,196
Shoe Carnival, Inc.	12,365	214,904
Signet Jewelers Ltd.	29,257	1,734,940
Sonic Automotive, Inc., Cl. A	9,895	600,824
The Buckle, Inc.	20,229	703,160
Upbound Group, Inc.	34,467	685,893
Urban Outfitters, Inc. (a)	37,460	1,977,139
Victoria’s Secret & Co. (a)	52,363	984,424
		26,337,427
Consumer Durables & Apparel — 4.0%
Acushnet Holdings Corp.	18,187	1,204,343
Carter’s, Inc.	24,128	797,430
Cavco Industries, Inc. (a)	5,349	2,641,604
Century Communities, Inc.	18,398	1,003,427
Champion Homes, Inc. (a)	35,156	3,040,994
Dream Finders Homes, Inc., Cl. A (a)	17,373	393,672
Ethan Allen Interiors, Inc.	14,745	419,200
G-III Apparel Group Ltd. (a)	26,116	658,646
Green Brick Partners, Inc. (a)	20,311	1,198,146
Hanesbrands, Inc. (a)	236,314	1,084,681
Helen of Troy Ltd. (a)	15,566	433,669
Installed Building Products, Inc.	15,482	2,567,380
Kontoor Brands, Inc.	32,964	1,982,785
La-Z-Boy, Inc.	27,717	1,094,822
Leggett & Platt, Inc.	88,719	853,477
6

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Consumer Durables & Apparel — 4.0% (continued)
LGI Homes, Inc. (a)	13,682	747,174
M/I Homes, Inc. (a)	18,295	1,951,711
Meritage Homes Corp.	48,157	3,281,418
Newell Brands, Inc.	275,313	1,315,996
Oxford Industries, Inc.	9,569	465,053
Sonos, Inc. (a)	78,525	723,215
Steven Madden Ltd.	48,409	1,016,589
Sturm Ruger & Co., Inc.	11,188	454,904
Topgolf Callaway Brands Corp. (a)	95,330	630,131
Tri Pointe Homes, Inc. (a)	62,748	1,929,501
Wolverine World Wide, Inc.	54,525	711,551
		32,601,519
Consumer Services — 3.4%
Adtalem Global Education, Inc. (a)	24,828	2,636,734
BJ’s Restaurants, Inc. (a)	15,199	505,975
Bloomin’ Brands, Inc.	50,582	405,668
Brinker International, Inc. (a)	29,642	3,980,921
Cracker Barrel Old Country Store, Inc.	15,194	648,784
Dave & Buster’s Entertainment, Inc. (a)	20,861	400,322
Frontdoor, Inc. (a)	50,460	2,074,411
Golden Entertainment, Inc.	13,835	355,559
Jack in the Box, Inc.	12,739	331,723
Mister Car Wash, Inc. (a)	63,993	438,992
Monarch Casino & Resort, Inc.	8,361	653,746
Papa John’s International, Inc.	22,271	769,018
Penn Entertainment, Inc. (a)	100,121	1,523,842
Perdoceo Education Corp.	40,934	1,028,262
Sabre Corp. (a)	263,376	624,201
Shake Shack, Inc., Cl. A (a)	26,665	2,339,587
Six Flags Entertainment Corp.	62,118	2,137,480
Strategic Education, Inc.	16,314	1,330,896
Stride, Inc. (a)	28,544	4,060,384
The Cheesecake Factory, Inc.	31,433	1,583,280
		27,829,785
Consumer Staples Distribution & Retail — .8%
Grocery Outlet Holding Corp. (a)	65,434	1,098,637
PriceSmart, Inc.	16,597	1,684,429
SpartanNash Co.	22,502	446,440
The Andersons, Inc.	21,272	802,167
The Chefs’ Warehouse, Inc. (a)	23,371	1,331,446
United Natural Foods, Inc. (a)	39,775	1,062,390
		6,425,509
Energy — 3.8%
Archrock, Inc.	116,856	2,749,622
Atlas Energy Solutions, Inc.	49,085	664,120
Bristow Group, Inc. (a)	16,849	489,295
Cactus, Inc., Cl. A	44,650	1,694,021
California Resources Corp.	47,973	1,655,548
Comstock Resources, Inc. (a)	59,825	1,093,003
Core Laboratories, Inc.	32,507	369,605
Core Natural Resources, Inc.	33,866	2,445,464
7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Energy — 3.8% (continued)
Crescent Energy Co., Cl. A	122,722	1,016,138
CVR Energy, Inc.	22,515	424,633
Dorian LPG Ltd.	24,835	531,966
Helix Energy Solutions Group, Inc. (a)	95,055	578,885
Helmerich & Payne, Inc.	66,448	1,255,203
Innovex International, Inc. (a)	26,920	406,492
International Seaways, Inc.	26,788	909,720
Liberty Energy, Inc.	107,722	1,238,803
Magnolia Oil & Gas Corp., Cl. A	127,380	2,615,111
Northern Oil & Gas, Inc.	66,440	1,614,492
Oceaneering International, Inc. (a)	66,889	1,187,280
Par Pacific Holdings, Inc. (a)	36,755	526,332
Patterson-UTI Energy, Inc.	232,522	1,311,424
Peabody Energy Corp.	80,609	994,715
ProPetro Holding Corp. (a)	52,014	259,030
REX American Resources Corp. (a)	10,390	412,691
RPC, Inc.	55,969	264,733
SM Energy Co.	76,679	1,747,514
Talos Energy, Inc. (a)	82,083	564,731
Tidewater, Inc. (a)	31,954	1,156,415
Vital Energy, Inc. (a)	18,105	256,729
World Kinect Corp.	39,469	990,277
		31,423,992
Equity Real Estate Investment Trusts — 7.4%
Acadia Realty Trust (b)	79,183	1,512,395
Alexander & Baldwin, Inc. (b)	48,307	829,914
American Assets Trust, Inc. (b)	31,899	597,468
Apple Hospitality REIT, Inc. (b)	147,678	1,738,170
Armada Hoffler Properties, Inc. (b)	53,506	362,236
Brandywine Realty Trust (b)	116,852	462,734
CareTrust REIT, Inc. (b)	125,224	3,665,306
Centerspace (b)	11,115	670,901
Curbline Properties Corp. (b)	63,200	1,446,648
DiamondRock Hospitality Co. (b)	135,865	997,249
Douglas Emmett, Inc. (b)	112,226	1,552,086
Easterly Government Properties, Inc. (b)	26,538	535,280
Elme Communities (b)	59,574	927,567
Essential Properties Realty Trust, Inc. (b)	125,715	4,044,252
Four Corners Property Trust, Inc. (b)	65,868	1,841,011
Getty Realty Corp. (b)	33,025	924,370
Global Net Lease, Inc. (b)	131,060	989,503
Highwoods Properties, Inc. (b)	71,485	2,033,033
Innovative Industrial Properties, Inc. (b)	19,249	1,045,413
JBG SMITH Properties (b)	56,910	795,602
LTC Properties, Inc. (b)	29,898	1,072,441
LXP Industrial Trust (b)	195,402	1,541,722
Medical Properties Trust, Inc. (b)	400,491	2,210,710
Millrose Properties, Inc. (a),(b)	80,065	2,004,828
NexPoint Residential Trust, Inc. (b)	14,985	558,641
Outfront Media, Inc. (b)	91,319	1,381,656
Pebblebrook Hotel Trust (b)	79,441	718,941
8

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Equity Real Estate Investment Trusts — 7.4% (continued)
Phillips Edison & Co., Inc. (b)	83,505	2,897,624
Ryman Hospitality Properties, Inc. (b)	39,850	3,504,807
Safehold, Inc. (b)	31,195	491,321
Saul Centers, Inc. (b)	8,812	288,152
SITE Centers Corp. (b)	31,284	370,403
SL Green Realty Corp. (b)	46,612	2,452,257
Summit Hotel Properties, Inc. (b)	75,329	306,589
Sunstone Hotel Investors, Inc. (b)	134,446	1,121,280
Tanger, Inc. (b)	73,612	2,319,514
Terreno Realty Corp. (b)	66,807	3,763,238
The Macerich Company (b)	165,351	2,424,046
Uniti Group, Inc. (b)	166,735	820,336
Universal Health Realty Income Trust (b)	8,780	335,484
Urban Edge Properties (b)	83,651	1,511,574
Veris Residential, Inc. (b)	53,281	826,921
Whitestone REIT (b)	30,634	399,467
Xenia Hotels & Resorts, Inc. (b)	67,764	723,720
		61,016,810
Financial Services — 7.4%
Acadian Asset Management, Inc.	19,047	513,126
Apollo Commercial Real Estate Finance, Inc. (b)	84,473	791,512
Arbor Realty Trust, Inc. (b)	124,908	1,440,189
ARMOUR Residential REIT, Inc. (b)	51,164	842,671
Artisan Partners Asset Management, Inc., Cl. A	46,784	1,730,072
BGC Group, Inc., Cl. A	249,664	2,261,956
Blackstone Mortgage Trust, Inc., Cl. A (b)	115,083	2,192,331
Bread Financial Holdings, Inc.	32,853	1,558,875
Cohen & Steers, Inc.	17,973	1,371,699
Donnelley Financial Solutions, Inc. (a)	17,885	862,057
Ellington Financial, Inc. (b)	60,616	789,826
Enact Holdings, Inc.	19,694	704,848
Encore Capital Group, Inc. (a)	15,682	539,461
Enova International, Inc. (a)	17,252	1,583,561
EVERTEC, Inc.	42,704	1,449,374
EZCORP, Inc., Cl. A (a)	33,520	548,722
Franklin BSP Realty Trust, Inc. (b)	54,026	614,816
HA Sustainable Infrastructure Capital, Inc.	79,165	1,977,542
Jackson Financial, Inc., Cl. A	49,308	3,841,586
KKR Real Estate Finance Trust, Inc. (b)	39,062	361,324
Moelis & Co., Cl. A	47,002	2,518,367
Mr. Cooper Group, Inc. (a)	42,475	5,054,950
Navient Corp.	50,361	623,469
NCR Atleos Corp. (a)	48,212	1,346,079
New York Mortgage Trust, Inc. (b)	61,878	363,224
NMI Holdings, Inc. (a)	52,664	1,904,857
Payoneer Global, Inc. (a)	170,778	1,200,569
PennyMac Mortgage Investment Trust (b)	58,715	753,901
Piper Sandler Companies	10,730	2,587,218
PJT Partners, Inc., Cl. A	15,780	2,236,184
PRA Group, Inc. (a)	26,009	475,965
PROG Holdings, Inc.	27,866	734,548
9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Financial Services — 7.4% (continued)
Radian Group, Inc.	97,013	3,098,595
Ready Capital Corp. (b)	115,176	512,533
Redwood Trust, Inc. (b)	87,181	541,394
StepStone Group, Inc., Cl. A	44,011	2,200,990
StoneX Group, Inc. (a)	28,563	2,529,682
Two Harbors Investment Corp. (b)	69,291	822,484
Virtu Financial, Inc., Cl. A	53,830	2,107,445
Virtus Investment Partners, Inc.	4,445	682,708
Walker & Dunlop, Inc.	21,584	1,652,039
WisdomTree, Inc.	77,004	669,935
World Acceptance Corp. (a)	2,154	278,124
		60,870,808
Food, Beverage & Tobacco — 1.7%
B&G Foods, Inc.	54,321	374,272
Cal-Maine Foods, Inc.	28,810	2,689,990
Fresh Del Monte Produce, Inc.	22,726	772,911
Freshpet, Inc. (a)	32,340	2,378,284
J & J Snack Foods Corp.	10,495	1,360,047
John B. Sanfilippo & Son, Inc.	6,067	402,060
MGP Ingredients, Inc.	9,125	268,914
National Beverage Corp.	16,003	710,533
The Simply Good Foods Company (a)	61,891	2,234,884
Tootsie Roll Industries, Inc.	11,274	360,768
TreeHouse Foods, Inc. (a)	29,735	692,528
Universal Corp.	16,554	964,601
WK Kellogg Co.	44,785	802,995
		14,012,787
Health Care Equipment & Services — 6.5%
AdaptHealth Corp. (a)	72,522	617,162
Addus HomeCare Corp. (a)	12,023	1,257,005
AMN Healthcare Services, Inc. (a)	24,411	498,717
Artivion, Inc. (a)	25,382	601,300
Astrana Health, Inc. (a)	28,034	873,820
Avanos Medical, Inc. (a)	30,947	388,385
Certara, Inc. (a)	72,964	1,011,281
Concentra Group Holdings Parent, Inc.	72,475	1,576,331
CONMED Corp.	20,664	1,014,809
CorVel Corp. (a)	18,333	1,993,897
Embecta Corp.	37,192	453,370
Enovis Corp. (a)	37,675	1,303,178
Glaukos Corp. (a)	36,755	3,464,159
HealthStream, Inc.	15,939	536,029
ICU Medical, Inc. (a)	16,297	2,226,007
Inspire Medical Systems, Inc. (a)	19,785	3,133,548
Integer Holdings Corp. (a)	22,294	2,815,955
Integra LifeSciences Holdings Corp. (a)	45,304	742,533
LeMaitre Vascular, Inc.	13,706	1,243,682
Merit Medical Systems, Inc. (a)	38,807	3,665,321
National HealthCare Corp.	8,246	779,165
Neogen Corp. (a)	133,865	676,018
NeoGenomics, Inc. (a)	85,839	548,940
10

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Health Care Equipment & Services — 6.5% (continued)
Omnicell, Inc. (a)	30,804	962,933
Owens & Minor, Inc. (a)	50,986	359,961
Pediatrix Medical Group, Inc. (a)	57,645	742,468
Premier, Inc., Cl. A	60,589	1,232,986
Privia Health Group, Inc. (a)	68,433	1,606,807
Progyny, Inc. (a)	48,836	1,115,414
QuidelOrtho Corp. (a)	44,167	1,227,401
RadNet, Inc. (a)	43,360	2,271,197
Schrodinger, Inc. (a)	37,117	951,309
Select Medical Holdings Corp.	69,314	1,264,287
Simulations Plus, Inc.	11,204	384,857
STAAR Surgical Co. (a)	33,107	604,534
Tandem Diabetes Care, Inc. (a)	44,333	747,011
Teleflex, Inc.	30,947	4,241,286
TransMedics Group, Inc. (a)	22,356	2,056,976
U.S. Physical Therapy, Inc.	10,171	723,260
UFP Technologies, Inc. (a)	4,937	1,029,562
		52,942,861
Household & Personal Products — .8%
Central Garden & Pet Co. (a)	6,097	204,615
Central Garden & Pet Co., Cl. A (a)	33,314	985,095
Edgewell Personal Care Co.	31,714	968,863
Energizer Holdings, Inc.	44,101	1,192,491
Interparfums, Inc.	11,860	1,295,112
USANA Health Sciences, Inc. (a)	7,635	214,467
WD-40 Co.	9,003	2,055,925
		6,916,568
Insurance — 2.7%
AMERISAFE, Inc.	13,039	606,183
Assured Guaranty Ltd.	31,848	2,794,025
Employers Holdings, Inc.	16,705	811,696
Genworth Financial, Inc. (a)	286,929	1,968,333
Goosehead Insurance, Inc., Cl. A	16,437	1,597,841
HCI Group, Inc.	5,714	835,958
Horace Mann Educators Corp.	27,011	1,122,037
Lincoln National Corp.	113,693	3,623,396
Mercury General Corp.	17,683	979,992
Palomar Holdings, Inc. (a)	17,693	2,565,839
ProAssurance Corp. (a)	34,463	799,886
Safety Insurance Group, Inc.	10,154	776,781
SiriusPoint Ltd. (a)	61,213	1,028,378
Stewart Information Services Corp.	18,583	1,216,815
Trupanion, Inc. (a)	22,456	821,890
United Fire Group, Inc.	13,471	372,742
		21,921,792
Materials — 4.9%
AdvanSix, Inc.	18,429	394,749
Alpha Metallurgical Resources, Inc. (a)	7,391	896,898
Balchem Corp.	21,727	3,401,362
Celanese Corp.	72,913	3,245,358
Century Aluminum Co. (a)	34,755	570,330
11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Materials — 4.9% (continued)
Element Solutions, Inc.	148,646	3,033,865
FMC Corp.	83,320	3,492,774
Hawkins, Inc.	12,639	1,539,177
HB Fuller Co.	36,608	1,978,296
Ingevity Corp. (a)	24,077	794,059
Innospec, Inc.	16,676	1,492,169
Kaiser Aluminum Corp.	10,841	698,811
Koppers Holdings, Inc.	13,228	331,494
Materion Corp.	13,742	1,140,723
Metallus, Inc. (a)	25,688	324,953
Minerals Technologies, Inc.	21,098	1,088,446
MP Materials Corp. (a)	81,239	1,987,106
O-I Glass, Inc. (a)	102,445	1,296,954
Quaker Chemical Corp.	8,998	953,248
Sealed Air Corp.	96,954	2,672,052
Sensient Technologies Corp.	28,263	2,655,309
Stepan Co.	14,359	725,991
SunCoke Energy, Inc.	56,329	510,341
Sylvamo Corp.	22,827	1,360,946
The Chemours Co.	99,215	1,228,282
Warrior Met Coal, Inc.	34,903	1,669,061
Worthington Steel, Inc.	23,834	611,580
		40,094,334
Media & Entertainment — 2.1%
Angi, Inc. (a)	30,179	345,851
Cable One, Inc.	3,078	822,657
Cargurus, Inc. (a)	58,829	1,644,859
Cars.com, Inc. (a)	39,154	455,753
Cinemark Holdings, Inc.	71,875	2,149,781
IAC, Inc. (a)	47,066	1,644,486
John Wiley & Sons, Inc., Cl. A	27,291	1,190,979
Madison Square Garden Sports Corp. (a)	11,121	2,141,571
QuinStreet, Inc. (a)	38,068	666,951
Scholastic Corp.	16,927	305,194
Shutterstock, Inc.	15,575	248,577
TechTarget, Inc. (a)	18,761	149,525
TEGNA, Inc.	106,652	1,730,962
Thryv Holdings, Inc. (a)	26,559	363,858
TripAdvisor, Inc. (a)	73,066	909,672
Yelp, Inc. (a)	44,011	1,543,906
Ziff Davis, Inc. (a)	28,248	834,164
		17,148,746
Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
ACADIA Pharmaceuticals, Inc. (a)	82,471	1,204,077
ADMA Biologics, Inc. (a)	157,778	3,755,116
Alkermes PLC (a)	108,392	3,118,438
Amphastar Pharmaceuticals, Inc. (a)	24,991	610,030
ANI Pharmaceuticals, Inc. (a)	11,103	786,314
Arcus Biosciences, Inc. (a)	45,569	398,729
Arrowhead Pharmaceuticals, Inc. (a)	83,453	1,159,162
Azenta, Inc. (a)	30,227	796,179
12

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.2% (continued)
BioLife Solutions, Inc. (a)	24,679	595,011
Catalyst Pharmaceuticals, Inc. (a)	75,376	1,830,883
Collegium Pharmaceutical, Inc. (a)	22,076	595,942
Corcept Therapeutics, Inc. (a)	62,238	4,473,667
Cytek Biosciences, Inc. (a)	67,613	250,844
Dynavax Technologies Corp. (a)	81,349	955,851
Fortrea Holdings, Inc. (a)	61,191	381,220
Harmony Biosciences Holdings, Inc. (a)	25,232	743,587
Innoviva, Inc. (a)	36,043	673,644
Krystal Biotech, Inc. (a)	16,877	2,867,065
Ligand Pharmaceuticals, Inc. (a)	12,667	1,391,597
Mesa Laboratories, Inc.	3,689	425,157
Myriad Genetics, Inc. (a)	62,978	466,667
Organon & Co.	173,223	2,239,773
Pacira BioSciences, Inc. (a)	30,969	833,066
Phibro Animal Health Corp., Cl. A	13,323	247,941
Prestige Consumer Healthcare, Inc. (a)	32,993	2,680,021
Protagonist Therapeutics, Inc. (a)	40,143	1,839,352
Supernus Pharmaceuticals, Inc. (a)	36,706	1,192,211
TG Therapeutics, Inc. (a)	89,070	4,053,576
Vericel Corp. (a)	32,776	1,246,144
Vir Biotechnology, Inc. (a)	57,979	354,832
Xencor, Inc. (a)	47,101	519,053
		42,685,149
Real Estate Management & Development — .5%
Cushman & Wakefield PLC (a)	154,050	1,443,449
eXp World Holdings, Inc.	56,242	515,177
Kennedy-Wilson Holdings, Inc.	79,905	511,392
Marcus & Millichap, Inc.	16,086	489,014
The St. Joe Company	25,420	1,075,774
		4,034,806
Semiconductors & Semiconductor Equipment — 2.5%
Alpha & Omega Semiconductor Ltd. (a)	16,509	310,865
Axcelis Technologies, Inc. (a)	21,942	1,074,719
CEVA, Inc. (a)	15,643	410,003
Cohu, Inc. (a)	29,727	475,632
Diodes, Inc. (a)	30,733	1,180,147
FormFactor, Inc. (a)	51,602	1,452,080
Ichor Holdings Ltd. (a)	22,183	438,780
Impinj, Inc. (a)	15,387	1,417,604
Kulicke & Soffa Industries, Inc.	35,026	1,128,888
MaxLinear, Inc. (a)	50,895	508,441
PDF Solutions, Inc. (a)	21,226	389,497
Penguin Solutions, Inc. (a)	35,445	605,046
Photronics, Inc. (a)	42,962	784,916
Qorvo, Inc. (a)	62,296	4,464,754
Semtech Corp. (a)	57,835	1,807,344
SiTime Corp. (a)	12,709	1,866,444
SolarEdge Technologies, Inc. (a)	38,599	472,259
Ultra Clean Holdings, Inc. (a)	30,618	572,710
13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Semiconductors & Semiconductor Equipment — 2.5% (continued)
Veeco Instruments, Inc. (a)	39,061	730,441
Wolfspeed, Inc. (a)	105,777	375,508
		20,466,078
Software & Services — 4.5%
A10 Networks, Inc.	49,619	817,721
ACI Worldwide, Inc. (a)	70,008	3,735,627
Adeia, Inc.	74,160	912,910
Agilysys, Inc. (a)	15,225	1,131,979
Alarm.com Holdings, Inc. (a)	33,080	1,773,088
BlackLine, Inc. (a)	34,871	1,646,957
Box, Inc., Cl. A (a)	95,727	2,988,597
Cleanspark, Inc. (a)	184,075	1,503,893
Clear Secure, Inc., Cl. A	62,529	1,543,216
DigitalOcean Holdings, Inc. (a)	42,271	1,306,174
DoubleVerify Holdings, Inc. (a)	93,959	1,245,896
DXC Technology Co. (a)	121,589	1,887,061
Grid Dynamics Holdings, Inc. (a)	41,088	581,806
InterDigital, Inc.	17,135	3,444,135
LiveRamp Holdings, Inc. (a)	43,551	1,139,294
MARA Holdings, Inc. (a)	226,392	3,026,861
N-able, Inc. (a)	48,485	342,304
NCR Voyix Corp. (a)	97,011	831,384
Progress Software Corp.	28,813	1,727,627
Sprinklr, Inc., Cl. A (a)	74,501	572,913
SPS Commerce, Inc. (a)	25,296	3,630,229
Teradata Corp. (a)	63,443	1,364,025
		37,153,697
Technology Hardware & Equipment — 4.7%
Advanced Energy Industries, Inc.	25,093	2,444,309
Arlo Technologies, Inc. (a)	68,186	670,268
Badger Meter, Inc.	19,626	4,333,813
Benchmark Electronics, Inc.	24,006	780,915
Calix, Inc. (a)	39,581	1,619,259
Corsair Gaming, Inc. (a)	30,753	217,731
CTS Corp.	19,624	747,282
Digi International, Inc. (a)	24,938	678,314
ePlus, Inc. (a)	17,485	1,090,365
Extreme Networks, Inc. (a)	88,996	1,171,187
Harmonic, Inc. (a)	79,491	713,829
Insight Enterprises, Inc. (a)	18,220	2,519,462
Itron, Inc. (a)	30,083	3,347,937
Knowles Corp. (a)	58,792	925,386
NetScout Systems, Inc. (a)	47,648	1,001,561
OSI Systems, Inc. (a)	10,526	2,155,093
PC Connection, Inc.	8,237	511,023
Plexus Corp. (a)	18,188	2,226,757
Rogers Corp. (a)	11,452	707,848
Sandisk Corp. (a)	76,778	2,465,342
Sanmina Corp. (a)	36,257	2,784,175
ScanSource, Inc. (a)	14,708	485,217
TTM Technologies, Inc. (a)	67,788	1,357,116
14

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Technology Hardware & Equipment — 4.7% (continued)
Viasat, Inc. (a)	58,199	539,505
Viavi Solutions, Inc. (a)	147,467	1,560,201
Vishay Intertechnology, Inc.	74,225	964,183
Xerox Holdings Corp.	77,816	343,168
		38,361,246
Telecommunication Services — .9%
Cogent Communications Holdings, Inc.	28,012	1,522,452
Gogo, Inc. (a)	38,832	293,958
Lumen Technologies, Inc. (a)	676,837	2,396,003
Shenandoah Telecommunications Co.	31,648	352,559
Telephone and Data Systems, Inc.	65,011	2,437,263
		7,002,235
Transportation — 1.6%
Allegiant Travel Co.	9,688	454,658
ArcBest Corp.	15,377	899,862
Forward Air Corp. (a)	14,275	210,128
Heartland Express, Inc.	28,349	215,452
Hertz Global Holdings, Inc. (a)	81,779	557,733
Hub Group, Inc., Cl. A	40,070	1,265,811
JetBlue Airways Corp. (a)	203,813	888,625
Marten Transport Ltd.	37,519	481,744
Matson, Inc.	22,132	2,414,380
RXO, Inc. (a)	95,031	1,338,987
Schneider National, Inc., Cl. B	31,513	677,214
SkyWest, Inc. (a)	26,803	2,390,024
Sun Country Airlines Holdings, Inc. (a)	27,378	268,304
Werner Enterprises, Inc.	41,493	1,023,217
		13,086,139
Utilities — 2.6%
American States Water Co.	25,394	2,059,707
Avista Corp.	52,619	2,182,110
California Water Service Group	39,448	1,998,041
Chesapeake Utilities Corp.	15,068	1,984,004
Clearway Energy, Inc., Cl. A	23,201	634,547
Clearway Energy, Inc., Cl. C	55,179	1,618,952
MDU Resources Group, Inc.	135,976	2,330,629
MGE Energy, Inc.	24,409	2,207,062
Middlesex Water Co.	12,197	769,875
Northwest Natural Holding Co.	26,304	1,133,702
Otter Tail Corp.	27,842	2,210,098
SJW Group	20,273	1,150,290
Unitil Corp.	11,100	651,126
		20,930,143
Total Common Stocks (cost $647,295,433)		809,370,103

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Number of Rights	Value ($)
Rights — .0%
Health Care Equipment & Services — .0%
Omniab Operations, Inc.-Earnout 12.5	9,476	0
Omniab Operations, Inc.-Earnout 15.0	9,476	0
Total Rights (cost $33,892)		0

Shares
Exchange-Traded Funds — .8%
Registered Investment Companies — .8%
iShares Core S&P Small-Cap ETF (cost $6,300,243)	64,077	6,416,030

	1-Day Yield (%)
Investment Companies — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $2,829,825)	4.45	2,829,825	2,829,825
Total Investments (cost $656,459,393)		99.9%	818,615,958
Cash and Receivables (Net)		.1%	700,486
Net Assets		100.0%	819,316,444

ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 4/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	4,209,742	82,773,376	(84,153,293)	2,829,825	69,484
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	9,207,995	41,822,328	(51,030,323)	-	76,309††
Total - .3%	13,417,737	124,595,704	(135,183,616)	2,829,825	145,793

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000 Index	42	6/20/2025	4,244,231	4,136,580	(107,651)
Gross Unrealized Depreciation					(107,651)
See notes to financial statements.
17

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	653,629,568	815,786,133
Affiliated issuers	2,829,825	2,829,825
Cash collateral held by broker—Note 4		397,000
Receivable for investment securities sold		750,006
Dividends receivable		380,029
Receivable for shares of Common Stock subscribed		159,356
		820,302,349
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		301,517
Cash overdraft due to Custodian		2,845
Payable for shares of Common Stock redeemed		639,054
Payable for futures variation margin—Note 4		28,980
Directors’ fees and expenses payable		13,509
		985,905
Net Assets ($)		819,316,444
Composition of Net Assets ($):
Paid-in capital		596,401,960
Total distributable earnings (loss)		222,914,484
Net Assets ($)		819,316,444

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	693,283,561	126,032,883
Shares Outstanding	32,923,595	6,012,194
Net Asset Value Per Share ($)	21.06	20.96
See notes to financial statements.
18

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $9,388 foreign taxes withheld at source):
Unaffiliated issuers	8,909,242
Affiliated issuers	69,484
Affiliated income net of rebates from securities lending—Note 1(c)	76,309
Interest	14,205
Total Income	9,069,240
Expenses:
Management fee—Note 3(a)	1,277,823
Shareholder servicing costs—Note 3(b)	1,019,039
Directors’ fees—Notes 3(a) and 3(c)	13,260
Interest expense—Note 2	12,999
Loan commitment fees—Note 2	10,173
Total Expenses	2,333,294
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(13,260)
Net Expenses	2,320,034
Net Investment Income	6,749,206
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	69,379,029
Net realized gain (loss) on futures	(579,540)
Net Realized Gain (Loss)	68,799,489
Net change in unrealized appreciation (depreciation) on investments	(180,206,023)
Net change in unrealized appreciation (depreciation) on futures	(110,293)
Net Change in Unrealized Appreciation (Depreciation)	(180,316,316)
Net Realized and Unrealized Gain (Loss) on Investments	(111,516,827)
Net (Decrease) in Net Assets Resulting from Operations	(104,767,621)
See notes to financial statements.
19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024

Operations ($):
Net investment income	6,749,206	14,908,637
Net realized gain (loss) on investments	68,799,489	162,047,208
Net change in unrealized appreciation (depreciation) on investments	(180,316,316)	118,387,519
Net Increase (Decrease) in Net Assets Resulting from Operations	(104,767,621)	295,343,364
Distributions ($):
Distributions to shareholders:
Investor Shares	(119,906,826)	(85,214,975)
Class I	(34,421,810)	(22,526,163)
Total Distributions	(154,328,636)	(107,741,138)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	31,382,897	67,928,010
Class I	19,152,416	46,780,979
Distributions reinvested:
Investor Shares	118,649,562	84,450,762
Class I	32,128,411	19,999,337
Cost of shares redeemed:
Investor Shares	(121,058,183)	(279,670,676)
Class I	(115,148,345)	(85,756,868)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(34,893,242)	(146,268,456)
Total Increase (Decrease) in Net Assets	(293,989,499)	41,333,770
Net Assets ($):
Beginning of Period	1,113,305,943	1,071,972,173
End of Period	819,316,444	1,113,305,943
Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	1,295,404	2,601,574
Shares issued for distributions reinvested	4,886,720	3,274,555
Shares redeemed	(4,900,917)	(10,753,057)
Net Increase (Decrease) in Shares Outstanding	1,281,207	(4,876,928)
Class I(a)
Shares sold	779,224	1,797,773
Shares issued for distributions reinvested	1,330,369	778,791
Shares redeemed	(4,973,236)	(3,315,021)
Net Increase (Decrease) in Shares Outstanding	(2,863,643)	(738,457)

(a)
During the period ended April 30, 2025, 3,455 Investor shares representing $84,881 were exchanged for 3,472 Class I shares and during the period ended
October 31, 2024, 36,037 Investor shares representing $952,797 were exchanged for 36,150 Class I shares.

See notes to financial statements.
20

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Investor Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	27.49	23.24	28.82	36.44	24.77	29.19
Investment Operations:
Net investment income(a)	.16	.33	.34	.30	.27	.25
Net realized and unrealized gain (loss) on investments	(2.71)	6.37	(2.52)	(4.32)	13.63	(2.27)
Total from Investment Operations	(2.55)	6.70	(2.18)	(4.02)	13.90	(2.02)
Distributions:
Dividends from net investment income	(.37 )	(.37 )	(.34 )	(.30 )	(.27 )	(.33 )
Dividends from net realized gain on investments	(3.51)	(2.08)	(3.06)	(3.30)	(1.96)	(2.07)
Total Distributions	(3.88)	(2.45)	(3.40)	(3.60)	(2.23)	(2.40)
Net asset value, end of period	21.06	27.49	23.24	28.82	36.44	24.77
Total Return (%)	(11.14)(b)	29.52	(8.13)	(12.29)	58.22	(8.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.51 (d)	.51	.51	.51	.51	.52
Ratio of net expenses to average net assets(c),(e)	.50 (d)	.51	.50	.50	.50	.50
Ratio of net investment income to average net assets(c),(e)	1.27 (d)	1.27	1.30	.99	.79	1.00
Portfolio Turnover Rate	26.64 (b)	40.52	37.96	25.75	26.70	40.49
Net Assets, end of period ($ x 1,000)	693,284	869,834	848,876	1,110,002	1,519,919	1,159,850

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	27.43	23.20	28.80	36.43	24.76	29.19
Investment Operations:
Net investment income(a)	.19	.40	.40	.38	.35	.29
Net realized and unrealized gain (loss) on investments	(2.69)	6.35	(2.51)	(4.32)	13.62	(2.24)
Total from Investment Operations	(2.50)	6.75	(2.11)	(3.94)	13.97	(1.95)
Distributions:
Dividends from net investment income	(.46 )	(.44 )	(.43 )	(.39 )	(.34 )	(.41 )
Dividends from net realized gain on investments	(3.51)	(2.08)	(3.06)	(3.30)	(1.96)	(2.07)
Total Distributions	(3.97)	(2.52)	(3.49)	(3.69)	(2.30)	(2.48)
Net asset value, end of period	20.96	27.43	23.20	28.80	36.43	24.76
Total Return (%)	(11.04)(b)	29.83	(7.90)	(12.08)	58.63	(7.79)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.26 (d)	.26	.26	.26	.26	.27
Ratio of net expenses to average net assets(c),(e)	.25 (d)	.26	.25	.25	.25	.25
Ratio of net investment income to average net assets(c),(e)	1.52 (d)	1.52	1.55	1.24	1.03	1.17
Portfolio Turnover Rate	26.64 (b)	40.52	37.96	25.75	26.70	40.49
Net Assets, end of period ($ x 1,000)	126,033	243,472	223,096	297,615	413,833	270,454

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amounts do not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
22

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Smallcap Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	809,370,103	—	—	809,370,103
Exchange-Traded Funds	6,416,030	—	—	6,416,030
Rights	—	0	—	0
Investment Companies	2,829,825	—	—	2,829,825
	818,615,958	0	—	818,615,958
Liabilities ($)
Other Financial Instruments:
Futures††	(107,651)	—	—	(107,651)
	(107,651)	—	—	(107,651)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those
24

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
subject to reclaims as of April 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2025, BNY earned $10,397 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2025, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2024 were as follows: ordinary income $16,948,957 and long-term capital gains $90,792,181. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended April 30, 2025, the fund was charged $12,999 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended April 30, 2025 was approximately $526,519 with a related weighted average annualized interest rate of 4.98%. As of April 30, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, Shareholder Services Plan fees, interest expenses, brokerage commissions, commitment fees on borrowings and extraordinary expenses not incurred in the ordinary course of the fund’s business, and the fees and expenses of the non-interested board members and their counsel. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2025, fees reimbursed by the Adviser amounted to $13,260.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2025, Investor shares were charged $1,019,039 pursuant to the Shareholder Services Plan.
26

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $165,228, Shareholder Services Plan fees of $139,289, which are offset against an expense reimbursement currently in effect in the amount of $3,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2025, amounted to $272,125,882 and $453,062,548, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2025 are set forth in the Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	-	Equity Risk	(107,651)(1)
Gross fair value of derivative contracts	-		(107,651)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	(579,540)	(579,540)
Total	(579,540)	(579,540)
27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	(110,293)	(110,293)
Total	(110,293)	(110,293)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	5,113,354
At April 30, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $162,048,914, consisting of $282,084,233 gross unrealized appreciation and $120,035,319 gross unrealized depreciation.
At April 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
29

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.
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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Investor Class shares with the performance of a group of retail no-load small-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail no-load small-cap core funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at the Performance Group median for all periods, except for the one-year period when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe median for all periods. It was noted that there were only two other funds in the Performance Group and that the Performance Universe was not limited to index funds. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the
32

Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were equal to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising the one separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall performance.
●The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for
33

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.
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© 2025 BNY Mellon Securities Corporation
Code-0077NCSRSA0425

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Index Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 18, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 18, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)